UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	National – 0.2%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	$4,089,240

594	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	2/09 at 100.00	N/R	548,565

1,554	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	2/09 at 100.00	N/R	1,269,312
6,148	Total National			5,907,117
	Alabama – 2.0%

3,435	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 12.284%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	1,969,507

16,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	10,426,240

11,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa1	6,541,700

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	2,924,684

4,315	Courtland Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company, Refunding Series 2006A, 5.000%, 8/01/27 (Alternative Minimum Tax)	8/11 at 100.00	BBB	2,463,131

2,500	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	1,515,425

2,120	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	1,284,254

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,140,429
3,025	4.750%, 3/01/36	3/16 at 100.00	Baa2	1,803,747

5,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	2,997,750

900	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	632,502

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (4)	No Opt. Call	N/R	6,335
2,365	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	1,498,228
1,420	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	899,570

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,666,105

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,395,020
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	8,094,031
76,950	Total Alabama			47,258,658
	Alaska – 0.1%

1,000	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.750%, 9/01/33	9/18 at 100.00	A+	1,000,670

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	N/R	486,780

50	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	Baa3	26,081
2,050	Total Alaska			1,513,531

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona – 2.5%

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health System, Tender Option Bond Trust 2008-1097:
$3,500	9.774%, 1/01/31 (IF)	1/18 at 100.00	AA–		$2,727,900
425	9.270%, 1/01/35 (IF)	1/18 at 100.00	AA–		279,586
1,000	9.270%, 1/01/35 (IF)	1/18 at 100.00	AA–		657,850
250	9.270%, 1/01/35 (IF)	1/18 at 100.00	AA–		164,463
5,880	8.683%, 1/01/35 (IF)	1/18 at 100.00	AA–		3,868,158

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(5)	41,636

769	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		667,623

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		890,414
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		738,326
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,052,946
345	4.750%, 12/01/29	12/15 at 100.00	BBB		212,693
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,126,950
200	5.000%, 12/01/35	12/15 at 100.00	BBB		124,780

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	4/09 at 101.00	N/R		19,224,000

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	CC		4,528,675

1,820	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	6/09 at 100.00	N/R		1,566,529

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/15)	4/15 at 100.00	BBB	(5)	1,304,904

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		262,076

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
240	6.375%, 11/01/13	11/11 at 103.00	N/R		230,580
790	7.250%, 11/01/23	11/11 at 103.00	N/R		673,017
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,371,608

2,470	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		1,557,384

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		391,204

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
505	6.000%, 6/01/16	No Opt. Call	N/R		447,511
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		906,713
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		2,033,880

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB		179,918
475	6.000%, 6/01/36	6/16 at 100.00	BB		286,952

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 15.845%, 9/01/39 (IF)	3/18 at 100.00	AA		1,881,149

2,500	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	N/R		1,743,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
$1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–	$1,256,861
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–	737,075

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	88,829
500	5.400%, 7/01/15	No Opt. Call	N/R	421,070
700	5.500%, 7/01/16	No Opt. Call	N/R	574,175
3,954	5.750%, 7/01/22	7/16 at 100.00	N/R	2,736,959
5,912	6.000%, 7/01/30	7/16 at 100.00	N/R	3,581,371

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/09 at 100.00	N/R	1,153,616
81,020	Total Arizona			61,692,781
	Arkansas – 0.0%

55	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2	32,290
	California – 11.3%

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	1,283,860
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	2,114,716

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	148,956

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	799,638

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,080,148
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,305,394

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,287,137
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	1,628,394
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	1,712,275

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
960	5.350%, 9/01/28	9/15 at 102.00	N/R	666,374
1,435	5.400%, 9/01/35	9/15 at 102.00	N/R	932,147

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	599,612
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,363,602

685	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.000%, 9/01/27	9/09 at 102.50	N/R	457,923

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	2,287,933

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	BBB	3,837,400

5,410	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	5/09 at 100.00	CCC	4,069,240

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, Trust 3299:
3,910	16.630%, 11/15/42 (IF)	11/16 at 100.00	AA–	2,899,734
4,640	15.327%, 11/15/43 (IF)	11/15 at 100.00	AA–	3,143,090
5,015	16.832%, 11/15/46 (IF)	11/16 at 100.00	AA–	3,541,242
17,395	15.540%, 11/15/48 (IF)	5/18 at 100.00	AA–	13,855,465

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,400	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1022, 8.261%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	$3,012,930

2,000	California Mobile Home Park Financing Authority, Revenue Bonds, Palomar Estates East and West, Series 2003A, 5.250%, 3/15/34 – ACA Insured	3/13 at 102.00	N/R	1,122,980

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,616,654

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	787,970
1,000	7.000%, 10/01/39	No Opt. Call	N/R	766,530

320	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	202,554

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.000%, 2/01/21	2/17 at 100.00	Baa2	823,410

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	24,853,290

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.126%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	1,542,800

3,145	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	2,566,446

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	411,778
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	581,640

625	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	452,231

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/09 at 100.00	N/R	350,574

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,296,067

4,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	A3	2,609,640

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	1,704,096
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	819,156
800	5.000%, 11/01/29	11/16 at 100.00	N/R	463,480

3,640	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Trust 2635, 15.543%, 4/01/31 – BHAC Insured (IF)	4/17 at 100.00	AAA	3,165,781

620	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	653,809

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	2,560,582

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,005,315

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	800,314

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured	10/17 at 100.00	A	3,164,285

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
$1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	$648,370
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	3,215,311
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,159,960

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,700	5.700%, 9/01/29	9/12 at 102.00	N/R	1,202,818
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	925,465

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	604,669

4,500	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	2,801,610

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	3/09 at 102.00	N/R	126,221

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/09 at 102.00	N/R	254,807

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
1,500	5.200%, 9/01/27	9/15 at 102.00	N/R	592,395
2,800	5.250%, 9/01/37	9/15 at 102.00	N/R	989,716

2,610	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	1,672,279

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
775	5.000%, 6/01/33	6/17 at 100.00	BBB	484,631
13,290	5.750%, 6/01/47	6/17 at 100.00	BBB	8,027,825
4,000	5.125%, 6/01/47	6/17 at 100.00	BBB	2,151,360

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	24,154,995

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	364,391

125	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/09 at 103.00	N/R	115,920

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
250	4.750%, 5/15/21	5/16 at 100.00	BBB–	184,035
4,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	2,472,954

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
640	6.000%, 5/15/34	5/14 at 100.00	N/R	436,723
790	6.125%, 5/15/38	5/14 at 100.00	N/R	536,410
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	1,749,175

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	654,160

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	2,395,455

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	686,465

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,310,258
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	2,357,730
2,140	5.150%, 9/01/35	9/15 at 102.00	N/R	1,319,096

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
$630	5.050%, 9/01/26	9/16 at 100.00	N/R	$425,823
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,117,014

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	1,918,375

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	864,924

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	2,067,960
3,750	5.150%, 9/01/36	9/09 at 103.00	N/R	2,345,513

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	795,990
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	782,983

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	635,480
4,660	5.250%, 9/01/37	9/14 at 100.00	N/R	2,945,073

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	684,363
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	711,381

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	2,959,335

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	1,564,160

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	2,919,119

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	413,790

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	434,713
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	635,800

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A:
610	5.000%, 9/01/26	9/14 at 102.00	N/R	413,312
1,560	5.000%, 9/01/36	9/14 at 102.00	N/R	951,569

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	3,520

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	889,051
1,245	5.300%, 9/01/36	9/09 at 103.00	N/R	798,356

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,820	5.250%, 9/01/26	9/16 at 100.00	N/R	1,209,081
5,335	5.300%, 9/01/38	9/16 at 100.00	N/R	3,174,592

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	149,063

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	387,837

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
$1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	$675,185
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	802,910

855	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	751,836

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	262,212
550	5.450%, 9/01/38	9/16 at 100.00	N/R	359,843

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,087,696

580	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/09 at 102.50	N/R	392,985

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	840,577
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	1,549,622

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	359,635
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,005,165
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	674,121

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	891,963

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,520,940

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	886,561

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	844,438

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3	632,010
1,750	5.000%, 12/15/33	12/12 at 100.00	A+	995,278

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,321,627

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,367,540
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	937,440

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	698,910
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	1,284,940

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,977,255

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R	178,520
645	5.100%, 9/01/20	9/16 at 100.00	N/R	459,427
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	1,498,835
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	1,842,493

4,175	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	2,378,372

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$460	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	$322,189

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	227,453
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	351,407

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	567,567

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	802,860
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	673,281
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,434,294

6,185	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/10 at 100.00	N/R	4,181,307

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	1,603,125

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	547,371

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	1,310,320

590	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006, 5.000%, 9/01/27	3/09 at 102.00	N/R	398,103

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,319,120
500	5.500%, 6/01/45	6/15 at 100.00	BBB	286,420

4,050	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	3,313,305

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	888,492
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	2,718,776

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	5,259,600

1,200	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	2/09 at 100.00	N/R	1,200,996

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	2,786,199

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	640,040
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	2,174,671

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	474,292

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	2,949,750

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	1,746,468
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	4,275,996
436,715	Total California			275,073,711

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 8.8%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
$3,000	6.125%, 12/01/25	12/15 at 100.00	N/R	$1,912,740
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R	3,085,107

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	12,400,369

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	2,877,035

4,250	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB	3,801,625

2,625	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	2,482,305

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	1,215,162

920	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	686,817

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	787,398

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	3,439

270	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R	310,916

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R	1,677,175
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R	2,474,120

6,480	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	4,772,714

1,170	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	722,136

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	349,985

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
290	6.125%, 7/01/12	7/09 at 102.00	N/R	283,579
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R	1,175,738

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R	2,314,402

750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A, 7.250%, 3/01/32 (Pre-refunded 3/01/10) (7)	3/10 at 100.00	AAA	803,250

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
500	6.750%, 3/01/14	No Opt. Call	N/R	482,400
730	7.250%, 3/01/24	3/14 at 100.00	N/R	619,741
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,237,819

460	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	537,791

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A:
1,215	6.750%, 8/01/28	8/18 at 100.00	N/R	935,757
2,860	7.000%, 8/01/38	8/18 at 100.00	N/R	2,143,942

3,611	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10) (8)	2/10 at 100.00	AAA	3,837,337

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,900	5.500%, 2/15/26	2/16 at 101.00	N/R	1,980,671
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,468,594

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$960	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	$676,992

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33 (4)	10/13 at 100.00	N/R	2,258,408

800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+	473,600

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–	450,875
810	7.125%, 11/01/28	11/13 at 100.00	BBB–	697,799

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R	2,406,279

23,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, National Jewish Federation Board, Series 2007-E1, 5.600%, 9/15/37	No Opt. Call	N/R	13,656,710

3,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,137,290

500	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R	360,570

10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	5,981,000

14,020	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1033, 8.905%, 9/01/40 (IF)	9/16 at 100.00	AA	8,828,674

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1088:
12,020	9.767%, 9/01/41 (IF)	9/16 at 100.00	AA	8,506,554
3,115	9.635%, 9/01/41 (IF)	9/16 at 100.00	AA	2,204,486

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/41	9/16 at 100.00	AA	430,365

8,610	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 10.596%, 10/01/41 – FSA Insured (IF)	4/18 at 100.00	AAA	5,860,827

1,455	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,173,967

2,775	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R	2,188,754

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	685,990
2,000	5.450%, 12/01/34	12/17 at 100.00	N/R	1,243,540

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R	1,826,190
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	2,172,364

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,271,583

355	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R	238,003

3,665	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,031,656

3,467	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	2,119,342

4,800	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	3,109,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$2,000	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		$1,790,460

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds, Anheuser Busch Project, 4.700%, 9/01/40 (UB)	3/12 at 100.00	BBB+		10,520,765

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		4,075,289

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		455,862

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		954,611

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R		597,960
1,695	0.000%, 12/01/37	12/16 at 100.00	N/R		1,417,444

3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		1,897,536

2,330	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		1,589,363

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		983,644

735	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(5)	946,268

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		1,649,151

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–		2,662,765

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		573,880
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R		1,445,052

3,150	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/37	12/17 at 100.00	N/R		1,599,633

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,336,800

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,397,406

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,465	5.250%, 12/15/21	12/16 at 100.00	N/R		3,968,683
6,180	5.400%, 12/15/31	12/16 at 100.00	N/R		3,889,259

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.500%, 12/01/32	12/17 at 100.00	N/R		1,433,125

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,080,255

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,053,221

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R		761,684

500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004, 6.750%, 12/01/33	12/13 at 100.00	N/R		384,760

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
540	5.100%, 12/01/26	12/16 at 100.00	N/R		359,770
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R		606,960

11,567	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R		9,208,927

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	$731,256

1,500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	A3	1,076,820

9,500	Valagua Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	7,238,050

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,364	6.000%, 12/01/25	12/15 at 100.00	N/R	1,585,937
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,059,249
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	5,182,730

4,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	3,056,058

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	345,445
893	6.375%, 12/01/35	12/15 at 100.00	N/R	572,467
312,638	Total Colorado			213,859,915
	Connecticut – 0.4%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	4,499,618

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
290	5.500%, 1/01/14 (Alternative Minimum Tax)	7/09 at 100.00	BBB	267,142
235	5.500%, 1/01/15 (Alternative Minimum Tax)	4/09 at 100.00	BBB	212,793

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	BB–	602,370

8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	Baa3	5,066,707
14,945	Total Connecticut			10,648,630
	District of Columbia – 0.1%

3,025	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	2,076,723
	Florida – 13.2%

9,180	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	5,279,969

1,725	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	1,139,414

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Hospital Trust 2654:
16,000	4.397%, 12/01/37 – BHAC Insured (IF)	No Opt. Call	AAA	—
14,000	4.397%, 12/01/37 – BHAC Insured (IF)	6/17 at 100.00	A2	—

4,040	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,632,302

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	1,802,458

2,450	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	1,267,728

5,500	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	3,364,185

2,630	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	1,523,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,435	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	$763,607

2,000	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,068,040

9,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	5,060,454

19,980	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	10,805,164

1,850	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,077,366

7,380	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	5,188,509

1,810	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,109,928

1,250	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	898,100

3,935	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,228,823

2,105	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,386,416

715	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	399,378

3,000	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,734,960

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	1,698,680

1,530	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,111,973

3,260	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	1,459,926

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	555,512

2,910	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,727,376

1,500	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	697,230

6,945	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007B, 5.500%, 5/01/17	No Opt. Call	N/R	3,221,786

2,465	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/09 at 100.00	N/R	2,036,632

5,910	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,539,558

3,500	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	2,506,910

3,430	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,833,678

1,495	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	1,321,744

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$835	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	$431,010

2,000	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	1,304,900

3,950	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	8/11 at 100.00	BBB	2,303,324

11,385	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R	4,879,839

2,000	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,166,580

5,520	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 9.984%, 7/01/26 (Alternative Minimum Tax) (IF)	1/16 at 100.00	AA+	4,414,510

8,785	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	4,608,787

5,600	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17	No Opt. Call	N/R	3,911,376

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,500	5.000%, 6/01/38	6/16 at 100.00	BBB+	976,320
3,320	5.375%, 6/01/46	6/16 at 100.00	BBB+	2,252,255

7,565	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	6,726,268

4,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	2,430,495

4,805	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	2,728,039

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	1,566,812

4,075	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	2,113,662

580	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	505,087

	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007:
3,740	6.000%, 9/01/17	No Opt. Call	N/R	3,150,651
6,000	6.250%, 9/01/27	9/17 at 100.00	N/R	4,434,900

2,855	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	1,675,914

1,155	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	590,702

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	340,261

2,430	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13	No Opt. Call	N/R	1,597,847

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	3,888,220
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	7,218,755

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
7,300	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	5,368,566
24,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	17,756,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$610	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	$466,150

357	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	211,687

7,500	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	4,003,725

3,975	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	2,784,289

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	2,579,920

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	605,084

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/09 at 100.00	BB+	817,220

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/09 at 100.00	BB+	265,354

1,150	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	610,524

7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 9.415%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)	10/18 at 100.00	AAA	4,521,370

395	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	276,998

3,560	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	2,319,411

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	777,159

3,334	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	5/09 at 100.00	N/R	—

3,785	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	1,944,014

1,295	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	677,751

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	1,347,154

8,150	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	4,466,037

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	1,911,328

4,755	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,924,182

3,645	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	1,749,381

1,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	692,550

5,995	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,460,434

910	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36	5/17 at 100.00	N/R	408,363

9,315	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	5,436,607

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,930	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	$1,387,003

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
950	5.875%, 5/01/22	5/17 at 100.00	N/R	723,615
675	6.000%, 5/01/37	5/17 at 100.00	N/R	454,457

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	673,224

2,700	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Alternative Minimum Tax)	1/22 at 100.00	N/R	1,718,928

4,860	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	2,831,485

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	3,205,488

1,985	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	997,879

11,030	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	5,437,349

3,000	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	1,541,790

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
3,215	5.125%, 11/01/13	No Opt. Call	N/R	1,937,263
11,400	5.450%, 5/01/37	5/16 at 100.00	N/R	5,413,632

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	3,033,166
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,358,433
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	1,521,036

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	5,189,100

920	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Tender Option Bond Trust 1122, 9.946%, 5/01/36 (IF)	5/18 at 100.00	AA–	549,590

2,335	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	1,903,796

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida, Series 2008, Trust 08-1030:
2,755	11.686%, 8/15/24 (IF)	8/17 at 100.00	AA–	2,104,737
5,100	11.404%, 8/15/25 (IF)	8/17 at 100.00	AA–	3,724,887

14,975	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.316%, 8/15/33 (IF)	8/17 at 100.00	AA–	7,508,615

4,600	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1122, 9.946%, 5/01/36 (IF)	5/18 at 100.00	AA–	2,747,948

6,250	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749, 14.282%, 8/15/29 (IF)	8/17 at 100.00	AA–	941,250

7,385	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	3,769,895

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,420,204
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	4,620,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$440	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.000%, 5/01/24	5/14 at 101.00	N/R	$369,142

40,590	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	21,378,714

14,620	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	9,230,483

10,600	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	5,543,164

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,073,926
1,000	5.350%, 5/01/17	No Opt. Call	N/R	692,720
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	813,735

3,165	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	1,846,176

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18	No Opt. Call	N/R	2,537,222

2,555	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	1,202,562

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,480	6.000%, 5/01/23	5/13 at 101.00	N/R	1,058,407
9,220	6.125%, 5/01/35	5/13 at 101.00	N/R	6,007,844
581,296	Total Florida			322,509,376
	Georgia – 1.6%

4,215	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, Catholic Health East Issue, Trust 2647, 0.570%, 11/15/32 (IF) (13)	11/17 at 100.00	A1	—

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,009,500
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	1,338,480

1,050	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	686,070

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	1,644,991

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/10 at 100.00	BB+	227,893
595	5.400%, 12/01/15	12/10 at 100.00	BB+	526,248
890	5.250%, 12/01/22	12/10 at 100.00	BB+	620,820
95	5.375%, 12/01/28	6/09 at 102.00	BB+	60,294

5,115	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/09 at 101.00	B2	2,714,121

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB	2,783,484
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB	2,320,012

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	5,140,334

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,300	5.000%, 7/01/27	7/17 at 100.00	N/R	1,977,195
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	4,233,680
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	10,229,794

1,420	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,098,739

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	$513,670

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	631,380
65,760	Total Georgia			37,756,705
	Hawaii – 0.6%

18,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific Academy Project, Series 2007, 6.375%, 3/01/34	No Opt. Call	N/R	12,084,660

4,310	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	2,526,996
22,310	Total Hawaii			14,611,656
	Idaho – 0.5%

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	707,510

5,930	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	3,851,239

8,550	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	BBB–	5,779,202

1,675	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB	1,314,808
17,155	Total Idaho			11,652,759
	Illinois – 8.3%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	5,818,577

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	2,701,440

3,970	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	2,662,084

4,000	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,944,400

940	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	BBB+	713,610

3,960	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	3,147,804

7,265	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation Project, GNMA/FHA Guaranteed, 5.270%, 6/20/48 (Alternative Minimum Tax) (UB)	12/17 at 102.00	AAA	6,172,707

1,040	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	7/09 at 100.00	N/R	1,039,272

2,500	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	1,370,225

1,500	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006, 5.850%, 5/01/26	5/14 at 102.00	N/R	1,100,670

5,000	Gilberts, Illinois, Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R	2,743,750

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	2,783,391

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BBB–	702,105

6,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	6/09 at 100.00	BBB–	5,385,120

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB	2,731,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$12,375	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2009, Trust 3302, 16.624%, 12/01/42 (IF)	12/15 at 100.00	AAA	$11,112,008

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	2,691,454

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2008-1098:
1,530	9.057%, 8/15/33 – AGC Insured (IF)	8/18 at 100.00	AAA	922,789
2,500	9.057%, 8/15/33 – AGC Insured (IF)	8/18 at 100.00	AAA	1,717,000
500	9.057%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	343,400
3,250	9.057%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	1,960,173
3,470	9.057%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	2,092,861

1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	643,580

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	2,814,945

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,470	5.000%, 8/15/26	8/16 at 100.00	N/R	3,954,593
7,635	5.100%, 8/15/31	8/16 at 100.00	N/R	4,348,056

20,445	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	13,943,899

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	438,410
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	1,908,461
350	5.400%, 5/15/38	5/12 at 100.00	N/R	188,034

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	6,605,835

10,655	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	7,858,915

7,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A and 2009B, 7.250%, 11/01/38 (WI/DD, Settling 2/10/09)	11/18 at 100.00	A–	6,945,875

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (WI/DD, Settling 2/10/09)	11/18 at 100.00	A–	2,417,244

	Illinois Finance Authority, Revenue Bonds, Sedgebrook Inc. Facility, Series 2007A:
3,750	6.000%, 11/15/27	11/17 at 100.00	N/R	2,354,513
5,000	6.000%, 11/15/42	11/17 at 100.00	N/R	2,765,250

4,410	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Tender Option Bond Trust 2711, 15.369%, 8/01/37 (IF)	8/17 at 100.00	BBB	—

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000:
30	6.000%, 5/15/10	No Opt. Call	Aaa	31,125
100	6.350%, 5/15/15	5/10 at 101.00	Aaa	107,776

5,250	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32 (8)	5/12 at 100.00	Aaa	5,811,120

1,750	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998, 5.500%, 11/15/19	11/10 at 100.00	N/R	1,368,518

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	1,902,368

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Pre-refunded 11/01/09) (Alternative Minimum Tax)	11/09 at 100.00	Aaa	313,836

19,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	12,798,780

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
4,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	BB–	2,722,438
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	BB–	1,788,990
9,425	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	BB–	5,296,944

11,382	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/18 at 100.00	N/R	6,276,945

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,412	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	$2,366,393

4,880	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,188,592

5,790	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,458,078

5,947	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	3,569,033

2,018	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	1,315,312

3,294	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	2,106,612

3,750	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	2,376,600

– (9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	160

2,900	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	7/09 at 100.00	N/R	1,768,362

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935	6.950%, 1/01/21	1/18 at 100.00	N/R	2,483,979
2,000	6.950%, 1/01/25	1/18 at 100.00	N/R	1,601,240

4,491	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	2,557,804

2,600	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,565,772

945	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	622,566

3,335	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	2,470,768

3,159	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,217,492

2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,564,944

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	4,550,609

3,782	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	2,296,544

3,720	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	2,118,689
298,865	Total Illinois			202,662,339
	Indiana – 2.3%

2,130	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	2,023,138

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B+	802,305

5,340	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	C	802,602

4,560	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, Trust 2882, 15.406%, 10/15/19 (IF)	No Opt. Call	Aa3	2,957,206

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB	1,627,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Health and Educational Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2009, Trust 3301:
$1,230	13.805%, 11/15/36 (IF)	11/16 at 100.00	Aa1	$712,711
7,010	13.585%, 11/15/39 (IF)	11/16 at 100.00	Aa1	3,890,620

6,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	3,947,580

1,130	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (10)	12/09 at 100.00	B2	590,493

1,245	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (10)	4/09 at 102.00	B2	637,689

195	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (10)	4/10 at 101.00	B2	116,409

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	BBB	1,355,708

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1	748,143

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,198,274

3,758	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	2,068,629

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB–	2,464,413
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB–	1,734,825

5,070	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System of South Bend, Series 2008, Trust 11601, 10.259%, 8/15/46 (IF)	8/17 at 100.00	AA–	3,915,000

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	1,693,485

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	5/11 at 100.00	N/R	178,988

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	1,208,000
14,000	5.750%, 9/01/42	9/17 at 100.00	N/R	8,371,440
14,000	5.800%, 9/01/47	9/17 at 100.00	N/R	8,318,520

4,805	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	4,230,226
88,113	Total Indiana			55,593,864
	Iowa – 0.9%

12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	8,459,880

6,115	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2007A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA–	5,060,223

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	224,851
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	546,250

11,055	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	6/15 at 100.00	BBB	6,088,652

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	1,532,048
32,770	Total Iowa			21,911,904
	Kansas – 0.5%

8,745	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	5,512,236

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$250	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	$148,155

1,250	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	722,463

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	758,130
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	2,634,449

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,475,157

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	1,753,255
21,285	Total Kansas			13,003,845
	Kentucky – 1.2%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/10 at 100.00	BB–	453,515
2,000	5.850%, 10/01/17	4/09 at 101.00	BB–	1,537,960
6,390	5.875%, 10/01/22	4/09 at 101.00	BB–	4,485,908

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AAA	1,007,000

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,253,457
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,029,526

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	804,750

16,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (7)	2/18 at 100.00	A+	16,751,270

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	1,656,626
33,210	Total Kentucky			28,980,012
	Louisiana – 3.9%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Projcect, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	850,810

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	5/09 at 100.00	N/R	1,372,375

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	5/09 at 100.00	N/R	9,165,162

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	5/09 at 100.00	N/R	967,126

10,290	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17	5/09 at 100.00	N/R	5,776,806

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	71,954

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/09 at 101.00	B2	738,936

4,955	Greystone Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2008, 7.375%, 6/01/38	6/18 at 102.10	N/R	3,239,133

9,255	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	3/09 at 100.00	N/R	6,461,656

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$25,750	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (11)	No Opt. Call	D	$3,288,018

2,220	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	1,802,529

6,951	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	5,259,196

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	6,798,729

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,057,413

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	545,794

27,475	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (7)	No Opt. Call	A	22,991,355

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	7,185,164

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	4,002,928

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	717,455

2,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	1,179,080

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
830	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	729,612
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	692,160

5,505	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R	4,936,774

4,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	2,540,560

145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	5/09 at 100.00	BBB	134,076

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	1,337,795
152,081	Total Louisiana			94,842,596
	Maryland – 1.3%

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	297,240

6,800	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	3,766,792

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R	555,600

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849:
675	10.342%, 7/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	357,440
4,780	10.342%, 1/01/49 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	2,531,201

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	5,746,973

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,875	8.606%, 9/01/42 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	1,132,200
3,730	8.712%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	2,252,323

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland (continued)

$3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/09 at 100.00	N/R		$2,496,471

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R		571,635
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R		3,461,091

25	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(5)	25,134

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R		2,038,500

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
710	5.375%, 7/01/14	7/09 at 100.00	B3		592,502
9,435	5.300%, 7/01/24	7/09 at 100.00	B3		5,887,063
51,725	Total Maryland				31,712,165
	Massachusetts – 1.3%

12,405	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	B3		8,088,184

4,130	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		2,806,583

830	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		762,521

2,670	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		2,266,723

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/09 at 101.00	BBB		755,256

680	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB		629,333

3,800	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R		2,549,876

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
290	5.700%, 7/01/15	1/11 at 100.00	BBB		272,533
1,515	5.625%, 7/01/20	1/11 at 100.00	BBB		1,278,402
230	5.750%, 7/01/28	1/11 at 100.00	BBB		171,309

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB		185,441
430	6.250%, 7/01/22	7/12 at 101.00	BBB		368,888

5,590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Issue, Trust 2649, 1.870%, 11/15/32 (IF)	11/17 at 100.00	A1		—

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–		1,107,460

8,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–		5,041,200

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB		581,795

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB		1,819,647
5,650	6.375%, 7/01/34	7/14 at 100.00	BB		3,797,026

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	3/09 at 100.00	C	$27,550
52,660	Total Massachusetts			32,509,727
	Michigan – 5.1%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
1,750	6.000%, 11/01/28	11/18 at 100.00	BBB–	1,282,243
2,000	6.000%, 11/01/37	11/18 at 100.00	BBB–	1,376,280

560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	490,218

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	674,006

2,130	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/09 at 100.00	BB+	1,916,574

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,192,315

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	1,509,389
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	853,005
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	1,553,963

1,210	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	922,395

875	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	749,271

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	780,648
500	5.750%, 11/01/30	11/15 at 100.00	BB	303,450
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	1,417,146

8,395	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	4,578,549

3,000	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	2,532,030

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	72,525

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	606,249

2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	1,333,180

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
2,825	4.875%, 8/15/27	8/17 at 100.00	N/R	1,584,740
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	2,468,699

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	775,560
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,050,270

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BBB	140,404
3,500	6.250%, 7/01/40	7/15 at 100.00	BBB	2,403,695

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2007D, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AAA	6,594,599

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,100	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,091,013
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	2,609,768
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	8,656,697

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
$600	7.250%, 10/01/11	10/09 at 102.00	Ba1	$600,486
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	666,225

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	746,247

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
855	6.000%, 2/01/16	No Opt. Call	BB	737,215
1,055	6.375%, 2/01/26	2/16 at 100.00	BB	739,407
2,855	6.500%, 2/01/36	2/16 at 100.00	BB	1,847,442

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
770	5.125%, 8/15/18	2/09 at 101.00	BB	575,413
2,645	5.250%, 8/15/23	2/09 at 101.00	BB	1,689,547
5,170	5.250%, 8/15/28	2/09 at 101.00	BB	2,959,825

19,570	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/09 at 100.00	BB–	12,799,367

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
690	6.625%, 1/01/16	7/09 at 100.00	BB	595,187
505	6.700%, 1/01/26	4/09 at 100.00	BB	378,290

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB	182,686
680	5.000%, 5/15/30	5/15 at 100.00	BBB	475,844

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	7,112,458

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	1,427,153
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	6,361,264

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
90	6.375%, 8/15/09	2/09 at 100.00	BB	90,024
2,460	6.250%, 8/15/13	2/09 at 100.00	BB	2,332,966
8,360	6.500%, 8/15/18	2/09 at 100.00	BB	6,976,420

305	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/09 at 100.00	CCC–	45,845

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3	1,888,656

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V:
2,000	8.000%, 9/01/29	9/18 at 100.00	A1	2,052,200
9,000	8.250%, 9/01/39	9/18 at 100.00	A1	9,244,440

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
395	4.750%, 11/01/11	No Opt. Call	BB+	371,505
1,070	5.000%, 11/01/15	No Opt. Call	BB+	897,687
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,235,392
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+	3,059,546
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+	2,199,613
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+	3,382,116
177,295	Total Michigan			125,189,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.4%

$3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB–	$2,575,235

1,000	Eveleth, Minnesota, Health Care Revenue Bonds, Arrowhead Senior Living Community, Series 2007, 5.200%, 10/01/27	4/14 at 101.00	N/R	652,480

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	407,712
50	5.350%, 2/01/30	2/14 at 100.00	N/R	28,788

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	2,300,760
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–	1,067,835

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,015,957

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,392,480

565	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	352,922

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB	59,454

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,263,856

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
485	6.625%, 12/01/23	6/14 at 102.00	N/R	405,019
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	1,643,276

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	291,112
500	6.000%, 9/01/36	9/14 at 102.00	N/R	341,130

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	839,113

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,455,406

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	520,528
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	707,168

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,195	6.000%, 11/15/25	11/15 at 100.00	Baa3	1,747,549
4,500	6.000%, 11/15/35	11/15 at 100.00	Baa3	3,136,050

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB	2,071,251
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,046,632

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	6,166,734

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,028,910
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	502,808
48,505	Total Minnesota			35,020,165

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.0%

$300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	$179,658

1,380	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	884,787
1,680	Total Mississippi			1,064,445
	Missouri – 3.1%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	201,670
600	5.625%, 3/01/25	3/16 at 100.00	N/R	435,396

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	2,019,810
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	3,545,482

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R	377,156
475	6.125%, 12/01/36	12/16 at 100.00	N/R	265,406

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	6,505,184
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,056,079

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	169,648

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	459,799
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	1,914,270

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,689,925

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,485	5.150%, 6/01/16	6/14 at 102.00	N/R	2,171,393
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,156,910

17,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	13,433,910

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA	4,909,932

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	878,308
1,650	5.350%, 6/15/32	6/15 at 103.00	N/R	1,019,288

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,950	7.000%, 12/15/15 (Alternative Minimum Tax) (4)	12/10 at 102.00	Caa2	1,186,462
8,710	6.875%, 12/15/20 (Alternative Minimum Tax) (4)	12/10 at 102.00	Caa2	2,611,606
14,585	7.200%, 12/15/28 (Alternative Minimum Tax) (4)	12/10 at 102.00	Caa2	4,370,395
26,535	7.250%, 12/15/35 (Alternative Minimum Tax) (4)	12/10 at 102.00	Caa2	7,950,682

1,680	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	7/09 at 100.00	N/R	953,333

2,431	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/09 at 100.00	N/R	1,492,318

2,700	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,664,442

1,450	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	No Opt. Call	N/R	879,324

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,691	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	$913,157

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	1,353,694

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	400,970
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	726,790

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,487,260

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	471,690

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	655,200
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,481,700
140,207	Total Missouri			75,808,589
	Montana – 0.3%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B–	6,595,557
	Nevada – 1.7%

8,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	7/09 at 100.00	BB+	5,748,480

9,745	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	A	5,771,476

1,260	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	908,120

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	7/09 at 100.00	BB+	23,361
685	5.450%, 10/01/23	7/09 at 100.00	BB+	521,285

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	A	864,420
1,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	432,330

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R	150,120
41,800	7.375%, 1/01/40	1/10 at 102.00	N/R	6,273,762

1,615	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,022,198

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	923,620

3,110	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	2,007,287

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
560	6.000%, 8/01/27	4/15 at 102.00	N/R	353,086
2,790	6.150%, 8/01/37	4/15 at 102.00	N/R	1,633,964

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,493,566

2,500	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.500%, 9/01/20	9/18 at 100.00	N/R	2,054,950

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
$5,350	6.500%, 6/15/20	6/18 at 100.00	Ba2	$4,246,028
8,200	6.750%, 6/15/28	6/18 at 100.00	Ba2	5,786,658
93,015	Total Nevada			40,214,711
	New Hampshire – 0.0%

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	149,864
	New Jersey – 1.6%

10,000	Bayonne Medical Center Inc., New Jersey Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 6/11/09 (12)	No Opt. Call	N/R	3,865,000

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	1,536,590

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/10 at 100.00	N/R	645,630

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	C	14,500

2,055	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/09 at 100.00	Ba1	1,835,177

400	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	5/09 at 100.00	CCC+	181,024

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/10 at 100.00	B3	172,163

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,008,045
2,430	7.000%, 11/15/30 (WI/DD, Settling 2/06/09) (Alternative Minimum Tax)	11/10 at 101.00	B	1,593,886

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	352,201
765	5.500%, 7/01/33	7/13 at 100.00	Ba2	388,436

28,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (8)	6/18 at 100.00	AAA	28,562,335
50,420	Total New Jersey			40,154,987
	New Mexico – 0.4%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,051,258
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	949,145

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	Baa3	626,670

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	905,642
500	5.750%, 9/01/21	9/16 at 100.00	N/R	360,890
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	2,118,655

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/28	10/18 at 100.00	N/R	926,998
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	2,563,566
13,680	Total New Mexico			9,502,824

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 1.1%

$500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	$325,725

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	BBB+	481,890

1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	Ba2	846,350

1,280	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	870,848

1,025	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	704,657

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 (WI/DD, Settling 2/05/09) – AGC Insured	3/19 at 100.00	AAA	4,507,646

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	2/09 at 101.00	CCC+	80,486
430	5.400%, 7/01/20 (Alternative Minimum Tax)	2/09 at 101.00	CCC+	173,054

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	2/09 at 100.00	CCC+	950,352

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB+	64,358

10	New York City, New York, Industrial Development Agency Revenue Bonds, Harlem Auto Mall Empowerment Zone General Motors Project, Series 2004, 5.125%, 12/30/23 – MBIA Insured (Alternative Minimum Tax)	7/14 at 100.00	C	1,504

3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19 (4)	2/16 at 100.00	N/R	406,000

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.250%, 11/01/35 (Alternative Minimum Tax) (8)	5/18 at 100.00	AA–	14,006,720

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/09 at 101.00	N/R	70,277

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/10 at 100.00	N/R	930,110

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
1,500	6.150%, 3/01/15	3/10 at 100.00	N/R	1,395,165
1,600	6.200%, 3/01/20	3/10 at 100.00	N/R	1,224,576
35,570	Total New York			27,039,718
	North Carolina – 1.4%

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
500	6.750%, 8/01/24	8/18 at 100.00	N/R	400,565
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	2,653,544

	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149-3:
1,000	8.934%, 1/15/47 (IF)	1/18 at 100.00	AA–	706,850
4,010	9.412%, 1/15/47 (IF)	1/18 at 100.00	AA–	2,793,326

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	3,882,725

9,835	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248, 19.801%, 10/01/44 (IF)	10/16 at 100.00	AA+	12,773,600

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	$1,010,738

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,851,558
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,130,448

7,000	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36 (UB)	11/16 at 100.00	Aa3	5,429,200
38,020	Total North Carolina			33,632,554
	North Dakota – 0.1%

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
1,265	5.125%, 12/01/21	12/15 at 100.00	N/R	876,556
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R	1,108,643
2,000	5.300%, 12/01/34	12/15 at 100.00	N/R	1,097,240

310	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/09 at 100.00	N/R	290,492
5,325	Total North Dakota			3,372,931
	Ohio – 3.7%

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	833,146

49,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47 (7)	6/17 at 100.00	BBB	28,205,292

13,915	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13 (11)	No Opt. Call	D	1,778,754

4,125	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, Series 2008, Trust 2801, 14.821%, 8/15/46 (IF)	8/16 at 100.00	A	—

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	654,770
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	529,330

4,440	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	C	667,820

6,240	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008, Trust 3140, 15.423%, 1/01/38 (IF)	1/18 at 100.00	Aa2	5,023,400

500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	3/09 at 102.00	N/R	386,995

2,100	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	1,736,889

470	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	CCC–	70,650

18,020	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	CCC–	2,708,586

7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	C	1,062,742

7,355	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	C	1,105,089

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	2,487,769
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,030,440

8,185	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	6,222,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	$432,775

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/09 at 103.00	BB+	33,953

2,400	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,847,856

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	9,354,645
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	12,946,240

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	3,604,650
177,750	Total Ohio			89,724,355
	Oklahoma – 1.5%

6,630	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	4,829,292

5,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	4,518,900

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB	1,325,920

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,468,222
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,219,934

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	6/09 at 100.00	B–	719,469

25,585	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20 (WI/DD, Settling 2/06/09)	6/09 at 100.00	B–	17,578,942

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	1,394,264
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	2,343,614
51,295	Total Oklahoma			36,398,557
	Oregon – 0.7%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,008,680

4,220	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.250%, 7/01/29 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,033,252

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	7/09 at 100.00	N/R	313,365
130	5.000%, 10/01/21	7/09 at 100.00	N/R	80,443
735	5.350%, 10/01/31	7/09 at 100.00	N/R	400,751

4,205	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (10)	2/09 at 100.00	B	2,501,302

1,970	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/09 at 100.00	B2	1,070,478

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	2/09 at 100.00	B	398,190

	The Hospital Facility Authority of Deschutes County, Oregon, Hospital Revenue Refunding Bonds (Cascade Healthcare Community, Inc.) Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A3	988,857
2,670	8.250%, 1/01/38	1/19 at 100.00	A3	2,916,575

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$2,635	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	$1,917,911
21,465	Total Oregon			15,629,804
	Pennsylvania – 2.0%

1,900	Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, University Revenue Bonds, Series A of 2008, Robert Morris University, 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,320,633

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,726,114

8,035	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB–	6,710,189

5,200	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	3,530,020

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	4/09 at 102.00	BB+	16,444

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R	2,532,271
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	3,463,802
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	7,799,463

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
5,975	5.875%, 7/01/31	7/16 at 100.00	N/R	3,842,463
3,955	5.900%, 7/01/40	7/16 at 100.00	N/R	2,407,409

24,240	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Series 2007, Drivers 1829, 3.974%, 5/01/37 (IF)	5/17 at 100.00	Aa2	3,365,000

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	322,610

2,855	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue, Trust 2650, 1.947%, 11/15/34 (IF) (13)	11/17 at 100.00	A1	—

15	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/09 at 100.00	BBB	13,342

725	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	615,685

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB	845,490

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	No Opt. Call	BB+	577,286
2,000	5.250%, 6/01/14	6/09 at 100.00	BB+	1,748,860
200	5.125%, 6/01/18	6/09 at 100.00	BB+	151,174

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	7/09 at 100.00	B–	793,260
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/09 at 100.00	B–	1,104,615

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	651,960

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	3,085,907

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:

$1,025	5.800%, 5/01/16	No Opt. Call	BB+	$883,017
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,003,964
985	6.250%, 5/01/33	5/16 at 100.00	BB+	645,333

2,940	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Trust 2651, 0.625%, 11/15/34 (IF)	11/17 at 100.00	A1	—

1,000	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	568,700
96,195	Total Pennsylvania			49,725,011
	Puerto Rico – 0.0%

280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/09 at 100.00	CCC+	128,204

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	20,242
310	Total Puerto Rico			148,446
	Rhode Island – 0.6%

1,180	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005, 6.750%, 1/15/13	No Opt. Call	N/R	1,028,712

4,800	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2008, Trust 3210, 20.689%, 10/01/38 (IF)	4/18 at 100.00	AA+	4,846,032

8,630	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006-A1, 4.750%, 10/01/43 – FGIC Insured (Alternative Minimum Tax)	4/16 at 100.00	A+	6,187,537

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,466,595

1,400	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,244,488
17,560	Total Rhode Island			14,773,364
	South Carolina – 1.7%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39	11/17 at 100.00	N/R	3,969,334

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17	No Opt. Call	N/R	13,210,162

4,585	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	2,548,435

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R	2,752,919

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R	613,880
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R	1,763,653

500	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 5.950%, 9/01/31	9/12 at 100.00	BBB	303,170

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	611,924

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured (7)	12/16 at 100.00	A3	3,495,200

8,450	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured (7)	12/16 at 100.00	AA	5,906,888

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
$1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	$711,788
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	578,790

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	67,273
765	6.250%, 8/01/31	8/13 at 100.00	BBB+	675,732

4,100	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	BBB+	2,745,319

940	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	7/09 at 100.00	B+	524,858
54,412	Total South Carolina			40,479,325
	South Dakota – 0.3%

10,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, 5.000%, 11/01/40 (UB)	5/17 at 100.00	AA–	8,488,000
	Tennessee – 1.7%

4,470	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	4,175,963

14,670	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax) (7)	3/10 at 101.00	A	13,912,295

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	744,105
23,000	5.500%, 11/01/46	11/17 at 100.00	N/R	11,086,920

3,750	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26 (7)	No Opt. Call	A	2,687,813

12,550	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	7,942,393
59,940	Total Tennessee			40,549,489
	Texas – 6.5%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,073,130

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	3/09 at 100.00	Baa3	85,488

8,695	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001C-1, 9.750%, 1/01/26	1/11 at 100.00	N/R	6,735,669

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
5,000	5.750%, 1/01/24	1/17 at 100.00	BB	3,394,950
14,460	5.750%, 1/01/34	1/17 at 100.00	BB	8,734,852

11,355	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/10 at 100.00	B3	6,958,798

2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa1	1,559,025

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	Caa1	1,001,306

6,800	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	Caa1	3,959,300

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	Caa1	453,638

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$535	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	$295,850

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Caa1	2,225,156

3,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax)	3/11 at 100.00	Caa1	1,373,400

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	857,135

5,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1	3,453,841

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	Caa1	784,303

295	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	252,532

2,000	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	Caa1	1,206,540

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	3,726,710

3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	1,659,554

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	1,442,064

6,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	2,579,750

2,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,329,100

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB	768,363

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	352,699
895	7.000%, 2/15/24	2/13 at 100.00	N/R	749,929
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	882,778

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,070	7.000%, 9/01/25	9/14 at 100.00	N/R	2,410,564
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	11,738,266

615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–	578,893

2,130	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Baa3	1,887,393

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	2,397,978

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	639,393

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	5,578,449

6,810	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	5,037,834

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	701,257

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	$1,447,757

1,505	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E, 6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–	1,085,572

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/15 at 100.00	B–	1,815,917

2,820	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	1,937,509

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	2,811,042

280	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	271,138

5,000	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	N/R	3,802,200

	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Trust 2656:
3,500	3.065%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	A	—
4,110	2.462%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	A	—

11,090	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 2903, 16.930%, 1/01/38 (IF)	1/18 at 100.00	A3	7,212,530

12,000	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	7,001,640

7,450	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	4,346,852

715	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/10 at 101.00	Caa1	395,331

590	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1	390,362

2,635	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	No Opt. Call	Caa1	1,743,395

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	Caa1	625,974

1,260	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Caa1	670,723

9,960	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 9.591%, 2/15/36 (IF)	2/17 at 100.00	AA–	6,177,292

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 3.339%, 12/15/26	7/09 at 100.00	Baa1	5,950,000

8,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	N/R	4,871,337

3,745	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	2,673,368

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,145,180

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	Caa1	262,070

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured (UB)	8/16 at 100.00	AA–	10,029,900
254,950	Total Texas			157,532,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah – 0.4%

$750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/09 at 101.00	N/R	$597,645

2,700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,209,599

2,050	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/09 at 100.00	N/R	2,011,665

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,415	5.550%, 11/15/21	11/16 at 100.00	N/R	1,065,438
4,095	5.700%, 11/15/36	11/16 at 100.00	N/R	2,598,318

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,131,760

675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R	440,080
13,435	Total Utah			10,054,505
	Virgin Islands – 0.0%

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	483,650
	Virginia – 1.1%

840	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (10)	12/09 at 101.00	B2	509,275

650	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (10)	12/09 at 101.00	B2	382,493

502	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	389,763

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	2,456,025

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	1,514,504

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
4,750	5.375%, 12/01/28	12/15 at 100.00	N/R	2,964,285
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	7,079,640

45	Giles County Industrial Development Authority, Virginia, Solid Waste Facility Revenue Bonds, Hoechst Celanese Corporation, Series 1992, 6.625%, 12/01/22 (Alternative Minimum Tax)	6/09 at 100.00	B+	28,974

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/09 at 100.00	B+	144,950

515	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BBB	465,802

22,055	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.250%, 6/01/15 (11)	No Opt. Call	D	2,818,629

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	24,721
40	6.350%, 7/01/12	7/10 at 102.00	N/R	39,184
110	6.550%, 7/01/14	7/10 at 102.00	N/R	107,064
45	6.625%, 7/01/15	7/10 at 102.00	N/R	43,173

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,727,240

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	2,567,588

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia (continued)

$725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		$542,982

986	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		679,285

1,000	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R		646,920
57,424	Total Virginia				26,132,497
	Washington – 0.6%

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,950	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,363,128
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,495,032

2,265	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		1,386,248

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/17 at 100.00	N/R		5,217,126

5,535	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, Trust 1180, 12.755%, 10/01/35 (IF)	10/18 at 100.00	Aa3		4,189,109
19,770	Total Washington				13,650,643
	West Virginia – 1.1%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		219,642

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,157,760

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
13,500	6.500%, 10/01/38	10/18 at 100.00	N/R		9,899,955
21,300	6.750%, 10/01/43	10/18 at 100.00	N/R		15,917,703
36,840	Total West Virginia				27,195,060
	Wisconsin – 0.8%

2,130	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R		1,340,686

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	597,785

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		221,613

4,475	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 10.548%, 11/15/31 (IF)	11/16 at 100.00	AA		3,449,957

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		80,684

365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		347,644

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		1,727,708

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		4,109,875

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,073,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$875	6.125%, 4/01/24	4/14 at 100.00	N/R	$648,235
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	656,670

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB	2,037,888

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–	1,829,324

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113:
1,965	12.780%, 8/15/26 (IF)	8/16 at 100.00	BBB+	—
11,000	12.788%, 8/15/30 (IF)	8/16 at 100.00	BBB+	—
3,535	13.275%, 8/15/31 (IF)	8/16 at 100.00	BBB+	—
3,750	13.284%, 8/15/34 (IF)	8/16 at 100.00	BBB+	—

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, Trust 2191, 9.384%, 8/15/34 (IF)	8/16 at 100.00	BBB+	—
46,465	Total Wisconsin			18,121,249
	Wyoming – 0.3%

9,900	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	6,794,271
$3,892,839	Total Investments (cost $3,678,499,192) (6) – 100.2%			2,439,437,198

	Floating Rate Obligations – (4.0)%			(97,015,000)

	Other Assets Less Liabilities – 3.8%			92,668,966

	Net Assets – 100%			$2,435,091,164

Investments in Derivatives

Forward Swaps outstanding at January 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$17,000,000	Receive	3-Month USD-LIBOR	3.265%	Semi-Annually	1/15/10	1/15/39	$701,193
JPMorgan	17,000,000	Receive	3-Month USD-LIBOR	3.293	Semi-Annually	2/12/10	2/12/39	638,320
JPMorgan	34,000,000	Receive	3-Month USD-LIBOR	3.367	Semi-Annually	1/15/10	1/15/39	778,594
JPMorgan	15,000,000	Receive	3-Month USD-LIBOR	5.276	Semi-Annually	7/29/09	7/29/34	(4,620,136)
Morgan Stanley	10,000,000	Receive	3-Month USD-LIBOR	5.348	Semi-Annually	7/15/09	7/15/34	(3,214,992)
								$(5,717,021)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of January 31, 2009, investments with a value of $3,801,625 have been pledged as collateral for Borrowings.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(8)	Portion of investment has been pledged as collateral for Recourse Trusts.

(9)	Principal Amount (000) rounds to less than $1,000.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2009

(10)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.

(11)	During the current fiscal period, the Adviser concluded this issue is not likely to meet its future interest payment obligations and directed the custodian to cease accruing additional income on the Fund’s records.

(12)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(14)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$2,439,437,198	$—	$2,439,437,198
Derivatives*	—	(5,717,021)	—	(5,717,021)
Total	$—	$2,433,720,177	$—	$2,433,720,177

*	Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts. See investments in Derivatives in the Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$2,967,916
Gains (losses):
Net realized gains (losses)	(1,398,763)
Net change in unrealized appreciation (depreciation)	1,362,084
Net purchases at cost (sales at proceeds)	(2,931,237)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $3,581,705,490.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$24,659,305
Depreciation	(1,263,909,489)
Net unrealized appreciation (depreciation) of investments	$(1,239,250,184)

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 3.1%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	A2		$1,670,872

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	3/09 at 100.00	BBB+		387,532

3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa1		1,784,100

2,400	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		1,453,872

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	A2		2,009,680

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	A3	(4)	5,419,600
14,435	Total Alabama				12,725,656
	Alaska – 1.4%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	A		2,422,342

590	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AA–	(4)	615,046

2,610	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AA–		2,678,252
6,415	Total Alaska				5,715,640
	Arizona – 0.6%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	2,352,126
	California – 5.5%

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	Aa3		2,215,820

2,440	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, Trust 3299, 16.832%, 11/15/46 (IF)	11/16 at 100.00	AA–		1,722,957

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	6/09 at 100.00	BBB		441,455

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,444,838
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,566,437

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.126%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA		867,825

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.500%, 7/01/31	7/17 at 100.00	A		888,680

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	Aaa		4,732,400

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2		4,538,280

1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB		604,050

6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB		2,569,962

250	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008, 6.000%, 7/01/18 (Alternative Minimum Tax)	7/14 at 102.00	N/R		211,240

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,115,357
34,085	Total California				22,919,301

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 1.5%

$2,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	$1,644,020

1,150	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007, 5.000%, 12/01/26	12/17 at 100.00	N/R	642,436

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,157,098

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	349,985

1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	712,430

545	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	576,964

250	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3	176,100

1,750	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R	983,063
8,425	Total Colorado			6,242,096
	Connecticut – 2.0%

500	Connecticut Development Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 1996. RMKT 02/02/09, 5.750%, 6/01/26 (Mandatory put 2/01/12) (WI/DD, Settling 2/02/09)	9/09 at 100.00	Baa2	501,295

5,865	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	BBB	5,592,160

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 9.424%, 7/01/42 (IF)	7/17 at 100.00	AAA	2,021,660
8,365	Total Connecticut			8,115,115
	District of Columbia – 1.3%

1,000	District of Columbia, Friendship Pub Charter School, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	612,940

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A	4,652,610
5,365	Total District of Columbia			5,265,550
	Florida – 4.7%

1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	718,480

800	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	479,128

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	884,110

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,076,402

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax) (5)	1/11 at 100.00	AAA	3,330,534

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	A2	1,421,264

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax) (6)	10/18 at 100.00	AAA	1,819,500

2,605	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,601,997

2,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	1,385,100

1,975	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	973,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	$510,480

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	A	3,342,450

2,965	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	1,561,666

500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	315,680
25,510	Total Florida			19,420,387
	Georgia – 0.3%

1,435	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,219,965
	Idaho – 0.7%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	1,056,570

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
2,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	1,433,200
750	5.250%, 9/01/37	9/16 at 100.00	BBB–	506,948
3,750	Total Idaho			2,996,718
	Illinois – 6.8%

990	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	BBB+	751,568

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,576,597
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,752,449

6,000	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 9.266%, 6/01/39 (Alternative Minimum Tax) (IF)	6/17 at 104.00	Aaa	5,978,220

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	6/09 at 100.00	BBB–	4,142,400

5,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	3,469,250

455	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	441,719

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	673,620

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	BB–	1,788,990

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	A3	1,095,935

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	4,953,963

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA	1,755,264
31,215	Total Illinois			28,379,975
	Indiana – 3.9%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,068,951

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,315,324

500	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa3	298,670

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$5,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	Aa2	$4,365,650

3,500	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	2,302,755

345	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	348,526

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,203,176

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	AA	3,085,710
17,410	Total Indiana			15,988,762
	Iowa – 0.3%

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	1,050,435
	Kansas – 0.7%

1,720	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	1,782,780

1,000	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	986,930
2,720	Total Kansas			2,769,710
	Kentucky – 1.0%

2,005	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	1,776,991

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/09 at 101.00	BB–	1,404,040

1,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A+	986,820
5,005	Total Kentucky			4,167,851
	Louisiana – 6.4%

2,575	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Projcect, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	2,190,836

305	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	314,641

1,260	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	906,620

5,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A	5,135,974

3,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	2,098,530

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AA	2,599,639

3,550	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	A	2,970,676

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	2,760,640

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18	No Opt. Call	AAA	2,108,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$1,000	Rapides Parish Finance Authority, Louisiana, Pollution Control Revenue Bonds, Cleco Utility Group Inc. Project, Series, 6.000%, 10/01/38 (Mandatory put 10/01/11)	10/11 at 100.00	Baa1		$1,000,270

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
4,750	5.500%, 5/15/30	5/11 at 101.00	BBB		3,635,080
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB		635,140
31,570	Total Louisiana				26,356,926
	Maryland – 1.3%

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA+		5,268,150
	Massachusetts – 2.7%

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R		3,347,904

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/09 at 102.00	BBB		2,359,890

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AA	(4)	5,574,400
12,700	Total Massachusetts				11,282,194
	Michigan – 3.1%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AA		2,839,854

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA		833,540

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		522,545

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
2,000	5.250%, 8/15/23	2/09 at 101.00	BB		1,277,540
10	5.250%, 8/15/28	2/09 at 101.00	BB		5,725

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/09 at 100.00	BB		2,503,500

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A3		1,680,960

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1		3,078,300
14,265	Total Michigan				12,741,964
	Minnesota – 1.7%

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A		3,148,890

40	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+		40,488

4,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3		2,787,600

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+		1,155,773
8,120	Total Minnesota				7,132,751
	Mississippi – 0.2%

1,310	Mississippi Development Bank, Special Obligation Bonds, Capital Projects and Equipment Program, Series 2003A, 5.625%, 7/01/31 – AMBAC Insured	No Opt. Call	A		1,014,883

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 0.7%

$1,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	$790,230

1,924	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/09 at 100.00	N/R	1,225,550

1,500	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	924,690
4,424	Total Missouri			2,940,470
	Nevada – 0.3%

1,900	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	1,426,539
	New Hampshire – 3.2%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AA	5,153,445

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A2	2,518,320

3,635	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	3,704,101

1,905	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	1,828,590
14,540	Total New Hampshire			13,204,456
	New Jersey – 4.2%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,590,826

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	7,478,520

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured (6)	No Opt. Call	AAA	3,220,080

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA	2,283,920

1,110	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,210,888

2,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB	1,430,021
17,125	Total New Jersey			17,214,255
	New Mexico – 1.1%

2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	6/09 at 100.00	Baa3	1,813,440

2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico – San Juan Project, Series 1997A, 5.800%, 4/01/22	4/09 at 100.00	Baa3	1,699,000

1,195	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,081,702
5,195	Total New Mexico			4,594,142
	New York – 8.0%

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/09 at 100.00	A3	1,712,260

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,066,510

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	3,824,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	$5,546,548

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA	3,686,830

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	No Opt. Call	AA	15,003

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,549,805

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,451,549

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	5,083,598

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/09 at 100.00	N/R	4,174,349
33,140	Total New York			33,110,732
	North Carolina – 1.9%

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	801,130

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
730	19.875%, 10/01/41 (IF)	10/15 at 100.00	AA+	996,786
2,385	19.801%, 10/01/44 (IF)	10/16 at 100.00	AA+	3,097,614

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	BBB+	1,048,920

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,844,658
6,915	Total North Carolina			7,789,108
	Ohio – 2.0%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	2,483,286

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,000	6.500%, 6/01/47	6/17 at 100.00	BBB	1,247,980
3,500	5.875%, 6/01/47	6/17 at 100.00	BBB	1,980,510

2,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BBB	910,250

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	3/09 at 102.00	N/R	1,547,980
12,135	Total Ohio			8,170,006
	Oklahoma – 0.4%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A	1,760,292
	Pennsylvania – 1.2%

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	836,840

2,530	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.500%, 7/01/40	7/17 at 100.00	N/R	1,950,326

2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	5/09 at 100.00	BBB	1,577,680

500	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	516,180
6,030	Total Pennsylvania			4,881,026

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico – 1.4%

$1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+		$1,073,775

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	A		4,603,700
6,030	Total Puerto Rico				5,677,475
	South Carolina – 3.8%

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	No Opt. Call	N/R		2,997,240

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		222,042

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A		2,262,475
3,250	5.500%, 10/01/31	10/11 at 100.00	A		2,766,465

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	A3		788,840

60	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/09 at 100.00	Aa1		60,028

4,770	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aa2		4,768,378

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	Aa2		2,072,260
16,780	Total South Carolina				15,937,728
	South Dakota – 1.3%

5,555	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/09 at 101.00	B3		5,542,057
	Tennessee – 5.0%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA		533,775
1,500	6.125%, 10/01/28	10/18 at 100.00	AA		1,552,950

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1		2,439,140

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A		7,668,513

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09) (5)	7/09 at 102.00	N/R	(4)	5,616,594

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R		992,140
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R		482,040

2,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A		1,545,300
22,950	Total Tennessee				20,830,452
	Texas – 4.8%

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		996,825

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AA		1,238,969

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	A3	(4)	3,517,865
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	A3	(4)	3,247,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	$919,070

3,000	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33	1/18 at 100.00	A3	2,711,820

2,000	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/21	No Opt. Call	A1	1,601,960

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	2,763,968

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3	2,857,071
21,110	Total Texas			19,854,808
	Utah – 1.1%

3,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/09 at 100.00	N/R	3,459,083

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	367,140
950	6.500%, 6/15/38	6/17 at 100.00	N/R	671,945
4,975	Total Utah			4,498,168
	Virgin Islands – 0.5%

2,625	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/21	7/10 at 100.00	N/R	2,082,990
	Virginia – 0.9%

1,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/09 at 100.00	BBB	945,162

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,876,040
4,075	Total Virginia			3,821,202
	Washington – 2.5%

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	AA	190,503

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA	5,009,650

1,000	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.625%, 12/01/25	12/17 at 100.00	Baa2	695,760

500	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, 5.375%, 10/01/31	10/18 at 100.00	Aa3	458,325

4,745	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	4,200,701
11,420	Total Washington			10,554,939
	West Virginia – 0.7%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	314,485

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
2,000	6.500%, 10/01/28	10/18 at 100.00	N/R	1,559,920
1,500	6.500%, 10/01/38	10/18 at 100.00	N/R	1,099,995
4,000	Total West Virginia			2,974,400

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 4.9%

$2,180	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	$2,018,484

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–	3,218,040

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AA	2,808,852

430	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 10.548%, 11/15/31 (IF)	11/16 at 100.00	AA	331,504

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	A3	1,446,980

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,382,360

2,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113, 12.788%, 8/15/33 (IF)	8/13 at 100.00	BBB+	—

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
780	5.250%, 8/15/26	8/16 at 100.00	BBB+	518,482
6,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	3,579,540

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	BBB+	149,755

4,985	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Driver Series 2053, 8.852%, 3/01/36 (Alternative Minimum Tax) (IF)	9/14 at 100.00	AA	3,991,424
28,660	Total Wisconsin			20,445,421
	Wyoming – 0.4%

2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,715,725
$474,504	Total Investments (cost $456,992,255) – 99.5%			412,152,546

	Floating Rate Obligations – (1.0)%			(4,000,000)

	Other Assets Less Liabilities – 1.5%			6,264,967

	Net Assets – 100%			$414,417,513

Investments in Derivatives

Forward Swaps outstanding at January 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$3,000,000	Receive	3-Month USD-LIBOR	3.293%	Semi-Annually	2/12/10	2/12/39	$112,645

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment has been pledged as collateral for Recourse Trusts.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$412,152,546	$—	$412,152,546
Derivatives*	—	112,645	—	112,645
Total	$—	$412,265,191	$—	$412,265,191

*	Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts. See Investments in Derivatives in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $452,638,978.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$10,495,496
Depreciation	(54,981,708)
Net unrealized appreciation (depreciation) of investments	$(44,486,212)

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 4.3%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	A		$10,288,900

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Baa1	(4)	5,238,400

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AA	(4)	9,811,440

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AA–		7,874,818
36,255	Total Alabama				33,213,558
	Arizona – 0.7%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA+		1,023,290

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA		4,347,060
7,000	Total Arizona				5,370,350
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aa3		2,019,960
	California – 18.0%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	A		1,244,184

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	Aa2		5,030,350

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA		11,860

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA		1,001,920

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		821,000

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A2		891,740

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+		3,482,420

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	A		4,581,500

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa3		2,270,273

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+		4,601,950

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1		4,168,755

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A		1,158,705

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A		4,891,080

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–		1,287,985

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA		907,335

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA		5,758,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AA–		$4,694,456

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AA		5,115,161

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	A	(4)	8,401,200

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	2/09 at 100.00	AA	(4)	15,914,388

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		11,706,800

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AA–		1,687,198

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,589,100

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA		9,832,200

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AA		1,431,300

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA		5,843,833

2,405	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – FSA Insured	6/17 at 100.00	AAA		1,877,944

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AA		2,721,548
51,000	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AA		8,914,290

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured	8/17 at 100.00	AA		5,800,200

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA		3,497,748

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AA		4,875,050

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A1		1,834,720
194,245	Total California				138,846,813
	Colorado – 4.2%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	A1		5,146,092
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	A1		5,009,600

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A		1,887,031

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA		10,250,000

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – MBIA Insured	No Opt. Call	AA–		2,259,000

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	Aaa		2,403,563

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa		1,070,439

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aa3	$2,861,643

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AA	1,674,585
46,450	Total Colorado			32,561,953
	Connecticut – 0.4%

2,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	2,822,738
	Florida – 2.9%

1,015	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,048,921

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	3,821,768

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	5,815,072

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	3,161,725
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	5,400,548

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
880	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	890,780
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,355,101
24,160	Total Florida			22,493,915
	Georgia – 2.1%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AA	1,981,500

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	A3	5,077,587

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AA	1,330,838
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AA	2,566,916
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AA	2,369,118

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – SYNCORA GTY Insured	7/13 at 100.00	Aa2	2,277,293

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	932,100
16,385	Total Georgia			16,535,352
	Hawaii – 1.4%

10,000	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 – FSA Insured (UB)	2/12 at 100.00	AAA	10,805,400
	Idaho – 0.3%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aa3	1,052,980
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aa3	1,109,293
2,065	Total Idaho			2,162,273
	Illinois – 4.6%

5,000	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 9.166%, 12/01/24 (IF)	6/16 at 100.00	AAA	5,418,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$8,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–		$8,053,120

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AA		2,842,656

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AA		3,027,060

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	6/09 at 100.00	AAA		310,515

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	AA–		1,946,984

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AA		6,544,460

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AA		2,835,354

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AA		4,470,005
38,360	Total Illinois				35,448,154
	Indiana – 6.0%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,527,438
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	9,515,237

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AA+	(4)	4,512,120

4,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – MBIA Insured	1/17 at 100.00	AA		3,510,960

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA	(4)	13,423,677
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA	(4)	6,855,483

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,380,850

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – MBIA Insured	4/12 at 100.00	AA	(4)	1,131,911
41,800	Total Indiana				45,857,676
	Kansas – 0.8%

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AA		3,088,132

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA		3,163,049
6,200	Total Kansas				6,251,181
	Louisiana – 2.2%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AA		3,150,555

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,178,072

2,600	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA		2,465,580

10,000	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA		9,189,000
18,305	Total Louisiana				16,983,207

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maine – 0.0%

$180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	7/09 at 100.00	AAA		$180,243
	Maryland – 0.2%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		705,359
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		1,163,750
2,800	Total Maryland				1,869,109
	Massachusetts – 2.3%

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	A		8,208,601

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,113,600
17,095	Total Massachusetts				17,322,201
	Michigan – 6.7%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A		6,481,908

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AA		8,592,579

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – SYNCORA GTY Insured	4/13 at 100.00	Baa3		2,766,691

2,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/09 at 100.00	A		2,242,904

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
9,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		9,462,780
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		14,418,647

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA		1,767,620

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	AA		5,542,444
56,250	Total Michigan				51,275,573
	Minnesota – 1.6%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	AA–		2,201,987

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aa3		9,726,471
11,825	Total Minnesota				11,928,458
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	A	(4)	7,904,152
	Missouri – 1.0%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA		7,766,972
	Nevada – 1.2%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	A		2,570,306

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	AA		1,968,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
$4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A	$1,924,581
2,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	864,660

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	A	1,776,285
13,795	Total Nevada			9,104,132
	New Jersey – 3.0%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,808,654
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,793,389

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,368,806

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA	6,840,080
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,072,800

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,197,340
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,405,367
22,515	Total New Jersey			23,486,436
	New York – 3.0%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AA–	1,825,818

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,706,908

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured	2/17 at 100.00	AA	3,003,457

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,282,048

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 (WI/DD, Settling 2/05/09) – AGC Insured	3/19 at 100.00	AAA	753,910

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	4,875,900

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	Aa3	135,632

1,535	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,558,808

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,708,445
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,536,649
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,009,390
24,755	Total New York			23,396,965
	North Dakota – 0.5%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A	4,152,150
	Ohio – 2.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
140	5.125%, 6/01/24	6/17 at 100.00	BBB	102,694
1,420	5.875%, 6/01/30	6/17 at 100.00	BBB	907,934

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$1,370	5.750%, 6/01/34	6/17 at 100.00	BBB		$816,917
3,145	5.875%, 6/01/47	6/17 at 100.00	BBB		1,779,630

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA		982,840

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	A		2,408,750

2,835	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 2706, 7.443%, 12/01/32 – AMBAC Insured (IF)	12/16 at 100.00	A2		1,228,235

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA		2,289,526

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aa3	(4)	3,069,554

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,416,890
20,290	Total Ohio				16,002,970
	Oklahoma – 0.5%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	AA–		848,950

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	AA		2,037,420

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	AA		940,280
4,000	Total Oklahoma				3,826,650
	Oregon – 0.4%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,934,000
	Pennsylvania – 1.8%

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3		1,049,927

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA		5,032,937

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AA		2,498,089

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aa3		5,278,104
13,660	Total Pennsylvania				13,859,057
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB+		1,178,925

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA		903,361
2,550	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA		2,742,525
3,000	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA		3,220,170
3,440	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA		3,690,673
2,250	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA		2,407,388
13,330	Total Puerto Rico				14,143,042
	Rhode Island – 0.1%

930	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	7/09 at 100.00	AA		932,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 1.7%

$2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AA		$2,069,468

3,785	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA		3,435,909

6,565	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 (Pre-refunded 4/15/12) – FSA Insured	4/12 at 100.00	Aa3	(4)	7,361,728
12,455	Total South Carolina				12,867,105
	Tennessee – 3.8%

10,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Program Loans, Washington County, 2007 Series B12A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA–		8,116,300

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		646,387
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		669,141
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,090,928

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A		1,889,960

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA		16,858,237
31,075	Total Tennessee				29,270,953
	Texas – 8.4%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AA		7,467,440
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AA		3,395,715

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AA–	(4)	297,498

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – MBIA Insured	2/17 at 100.00	AA		4,414,850

115	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	A1		118,633

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AA		4,641,750
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AA		5,904,405
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AA		5,389,476
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AA		1,877,750

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AA		5,065,110

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,222,273

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A		12,657,800

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,935	5.500%, 2/15/21 – FSA Insured (UB)	2/11 at 100.00	AAA		6,153,764
6,275	5.500%, 2/15/22 – FSA Insured (UB)	2/11 at 100.00	AAA		6,506,297
76,455	Total Texas				65,112,761
	Utah – 0.9%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	5/09 at 100.00	A		5,009,650

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007, 0.000%, 6/15/29 – MBIA Insured	6/17 at 55.29	AA		1,926,128
11,830	Total Utah				6,935,778

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Vermont – 0.0%

$280	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA		$283,419
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	A	(4)	6,302,070
	Washington – 8.8%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AA		2,574,300

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		4,150,742

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		3,061,662
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		1,158,029

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	Aaa		10,917,800

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		6,840,610

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	AA		6,031,020

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		7,384,328

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		490,742

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA		8,791,936

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	AA		1,855,829

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AA		1,040,010

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aa1	(4)	8,523,616

5,000	Washington State, General Obligation Bonds, Tender Option Bond Trust 1122, 9.217%, 7/01/29 – FSA Insured (IF)	7/16 at 100.00	AAA		5,055,000
67,470	Total Washington				67,875,624
	Wisconsin – 1.3%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A–		2,473,840

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1		1,560,735

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AA	(4)	5,723,850
8,650	Total Wisconsin				9,758,425
$883,920	Total Long-Term Investments (cost $797,237,604) – 101.1%				779,863,174

Principal Amount (000)	Description (1)	Ratings (3)	Value

	Short-Term Investments – 1.1%

$2,500	Chicago Board of Education, Illinois, General Obligation and Dedicated Tax Bonds, Variable Rate Demand Obligations, Series 2005-E2, 9.000%, 3/01/26 – CIFG Insured (5)	AA–	$2,500,000

5,605	Texas State University System, Financing Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 3023X, 5.000%, 3/15/30 – FSA Insured (5)	AAA	5,605,000
$8,105	Total Short-Term Investments (cost $8,105,000)		8,105,000

	Total Investments (cost $805,342,604) – 102.2%		787,968,174

	Floating Rate Obligations – (3.8)%		(29,035,000)

	Other Assets Less Liabilities – 1.6%		12,418,672

	Net Assets – 100%		$771,351,846

At least 80% of the Fund’s net assets are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$787,968,174	$—	$787,968,174

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2009

At January 31, 2009, the cost of investments was $775,795,822.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$28,929,686
Depreciation	(45,818,547)
Net unrealized appreciation (depreciation) of investments	$(16,888,861)

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.4%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		$7,781,422

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa1		2,730,960
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa1		1,692,997

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		761,790
820	5.000%, 11/15/15	No Opt. Call	A3		818,540
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		2,899,670

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
6,120	5.000%, 1/01/10	No Opt. Call	BBB		5,333,702
4,000	5.250%, 1/01/11	No Opt. Call	BBB		3,429,320
10,000	5.250%, 1/01/12	No Opt. Call	BBB		6,888,700
7,000	5.250%, 1/01/13	No Opt. Call	BBB		4,808,510
10,000	5.250%, 1/01/14	No Opt. Call	BBB		6,659,900

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		10,156,310

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
790	5.000%, 12/01/09	No Opt. Call	BBB		786,595
500	5.000%, 12/01/10	No Opt. Call	BBB		495,010
1,645	5.000%, 12/01/14	No Opt. Call	BBB		1,559,279
66,560	Total Alabama				56,802,705
	Arizona – 1.3%

2,060	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09 (ETM)	No Opt. Call	A	(4)	2,109,419

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A		2,698,989
1,000	5.000%, 4/01/17	4/14 at 100.00	A		1,026,950

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A2	(4)	7,019,940

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,289,729

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	BBB	(4)	3,179,715

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AA		12,174,690
28,305	Total Arizona				30,499,432
	Arkansas – 1.6%

500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.000%, 9/01/09	No Opt. Call	BBB		499,850

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – FSA Insured	12/15 at 100.00	AAA		1,535,460

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA		7,611,361
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA		7,155,319

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA		9,366,882
2,010	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AA		2,162,660

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
$1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA	$1,356,450
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA	1,057,200

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	600,289
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,161,911
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,203,865
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,247,565

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,280,782
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	981,590
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,126,881
35,990	Total Arkansas			38,348,065
	California – 7.1%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,310,800
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,598,700

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	7/09 at 100.00	A	3,847,576

7,680	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	7,633,306

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	6/09 at 100.00	BBB	882,910

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A	8,898,004
3,940	5.500%, 6/01/17	12/13 at 100.00	A	4,216,785

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
1,945	5.250%, 7/01/11	No Opt. Call	BBB	1,896,122
750	5.250%, 7/01/13	No Opt. Call	BBB	701,468
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB	867,108

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	8,508,000

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.250%, 7/01/13	No Opt. Call	A+	11,002,800
7,500	5.250%, 7/01/14	No Opt. Call		8,314,350

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AA	11,720,034

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AA	19,637,460

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	889,941

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,500	5.000%, 6/01/17	No Opt. Call	BBB	6,592,125
10,765	4.500%, 6/01/27	6/17 at 100.00	BBB	7,932,083

795	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	880,820

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	A	5,764,350

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA	5,839,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/09 at 100.50	A		$6,028,020

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(4)	4,172,960

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		108,582

8,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		8,574,960

7,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 (Pre-refunded 9/01/11) – FSA Insured	9/11 at 101.00	AAA		8,659,996

595	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/09 at 100.00	Baa3		577,453
159,460	Total California				165,056,363
	Colorado – 2.5%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		16,172,452

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB–		5,331,647

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		985,350
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		979,360

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA		10,658,400

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	A1		3,073,320

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AA		10,153,654

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	6,601,460

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	AA		4,161,900

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AA		929,800
69,245	Total Colorado				59,047,343
	Connecticut – 0.1%

3,450	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/09 at 100.00	BBB		2,884,787
	District of Columbia – 2.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		325,653
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,135,589
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,430,210
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,607,992
9,035	6.250%, 5/15/24	5/11 at 101.00	BBB		7,695,200
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,004,638

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		11,894,012

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	A1		12,703,639
48,195	Total District of Columbia				48,796,933

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida – 6.2%

$5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AA		$4,944,150

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AA		13,022,027
33,060	5.000%, 3/01/17 – MBIA Insured	No Opt. Call	AA		35,403,954

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,529,200

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,431,719

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AA+		8,058,794

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	A		5,606,950

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,664,673

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AA		4,227,000

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	6,607,210

45	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	3/09 at 101.00	AAA		45,283

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,548,732

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AA		8,663,611

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – MBIA Insured	9/16 at 100.00	A2		10,029,316

21,055	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		18,282,478

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,435,741
138,885	Total Florida				143,500,838
	Georgia – 0.5%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	A		10,164,500

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB		910,080
11,000	Total Georgia				11,074,580
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		427,937
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,142,518
1,750	Total Idaho				1,570,455
	Illinois – 7.0%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		19,817,700

6,615	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 9.166%, 12/01/24 (IF)	6/16 at 100.00	AAA		7,168,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	A	(4)	$10,474,464

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/09 at 100.00	AA		7,016,870

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–		10,109,500

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		22,163,400

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		6,993,610

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		976,970

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1		1,535,648

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	3/09 at 101.00	A–		505,940
900	5.500%, 9/01/10	3/09 at 101.00	A–		910,530

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Aaa		9,800,609

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10	No Opt. Call	Aaa		627,654
905	5.250%, 5/15/11	No Opt. Call	Aaa		985,762
600	5.250%, 5/15/12	No Opt. Call	Baa3		671,988

1,140	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,193,603

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	5/09 at 101.00	AA		1,011,120

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	A	(4)	3,266,910

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AA–		7,880,906

10,000	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA		11,503,400

8,570	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2007, 9.000%, 1/01/22 – FSA Insured	No Opt. Call	AAA		12,748,818

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		23,388,930

2,168	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,791,787
148,388	Total Illinois				162,544,133
	Indiana – 0.9%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB+		2,496,240

7,325	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	3/09 at 100.00	A	(4)	7,488,934

2,750	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – MBIA Insured	No Opt. Call	AA		2,763,970

1,845	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/09 at 100.00	N/R	(4)	2,313,206

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB–		5,321,248
20,735	Total Indiana				20,383,598

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
$1,290	5.250%, 7/01/13	No Opt. Call	BBB–		$1,189,019
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,007,343
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		3,892,777
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		1,689,060
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		622,954

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		54,027

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,706,957
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		98,435
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,306,995
14,615	Total Iowa				13,567,567
	Kansas – 0.1%

3,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		3,325,914
	Kentucky – 1.3%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	517,845

6,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA		6,232,181

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3		23,736,808
27,345	Total Kentucky				30,486,834
	Louisiana – 3.7%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A		12,093,043
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A		9,416,610
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A		12,372,215

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		12,511,408

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		1,380,320

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	A3		1,946,280
5,155	5.000%, 5/15/20	5/17 at 100.00	A3		4,659,450

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	AA		3,024,523
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	AA		5,612,915
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA		7,279,998

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/10 at 100.00	AAA		5,142,722

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,506,176

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		8,225,063
88,110	Total Louisiana				86,170,723
	Maryland – 0.0%

910	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/09 at 100.00	Aa2		911,474

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts – 6.7%

$10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA		$11,759,200

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		9,097,345

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,465	5.000%, 10/01/17	No Opt. Call	BB–		2,088,003
515	5.000%, 10/01/18	10/17 at 100.00	BB–		384,988

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	7/09 at 100.50	BB+		783,024

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	6/09 at 102.00	BBB		1,371,660
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	6/09 at 102.00	BBB		1,649,691

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,896,300

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(4)	13,884,250

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(4)	7,915,354

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		11,452,300

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		8,427,860

29,740	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – FSA Insured (5)	No Opt. Call	AAA		36,139,751

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
22,085	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aa3		24,706,931
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		13,649,040
135,610	Total Massachusetts				155,205,697
	Michigan – 5.6%

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		9,599,876

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	A		7,012,425

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	AA		11,524,436

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		6,330,075

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		5,113,013

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		985,846

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A		1,931,960
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,333,238

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	A		1,344,138

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA		9,714,458

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	A+		14,222,067
3,850	4.750%, 10/15/21	10/09 at 100.00	A+		3,862,397

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$3,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA	$3,886,085

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	2/09 at 100.00	BB–	18,757,719
41,900	5.500%, 8/15/23	2/09 at 100.00	BB–	27,403,857

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3	977,260
1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3	1,029,785
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3	1,054,637

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,514,365
147,850	Total Michigan			129,597,637
	Minnesota – 1.2%

9,225	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A	10,272,222

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1	1,058,547
3,130	5.250%, 12/01/11	No Opt. Call	Baa1	3,139,985

675	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	2/09 at 100.00	Aa1	676,836

1,355	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 (WI/DD, Settling 2/11/09) – AGC Insured	No Opt. Call	AAA	1,483,251

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1	868,760

950	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Facility Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	Baa1	950,893

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	319,841

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	215,838
375	5.000%, 2/01/13	No Opt. Call	N/R	353,753
400	5.000%, 2/01/14	No Opt. Call	N/R	371,092
300	5.000%, 2/01/15	No Opt. Call	N/R	265,179

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3	2,166,198

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	3,051,825

3,200	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	3,329,760
27,715	Total Minnesota			28,523,980
	Mississippi – 0.7%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/09 at 100.00	BBB	7,070,630

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A–	10,052,086
18,800	Total Mississippi			17,122,716

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 2.2%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
$1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	$1,187,244
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	2,758,694

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,283,769
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,432,067
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,468,717

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	5,793,046

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
125	5.375%, 11/15/09	5/09 at 102.00	N/R	123,810
3,650	5.800%, 11/15/17	5/09 at 102.00	N/R	2,896,093

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	AA	14,213,180

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,547,930
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,614,337

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,922,399

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	400,970
49,730	Total Missouri			50,642,256
	Montana – 0.3%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/09 at 100.00	BB+	6,622,677
	Nevada – 0.5%

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	A	1,993,534
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	A	1,931,424
3,105	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A	1,344,030
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A	21,620
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	A	319,078
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	A	194,826
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	A	179,658

1,920	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/09 at 103.00	N/R	1,727,693

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	2,770,860
18,475	Total Nevada			10,482,723
	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	379,619
430	5.000%, 7/01/15	No Opt. Call	BBB+	394,125
445	5.000%, 7/01/16	No Opt. Call	BBB+	399,503

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3	404,853
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3	844,780

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire (continued)

$10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		$10,014,300
12,695	Total New Hampshire				12,437,180
	New Jersey – 5.2%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,053,386

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,002,390

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		7,240,546
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		1,934,494

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11	No Opt. Call	Baa1		1,657,431
3,145	5.500%, 7/01/12	No Opt. Call	Baa1		3,234,004

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		379,928

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AA–		36,055,446
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AA		9,047,010

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		7,150,348

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		111,363
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		111,363
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,850,258
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,796,096
1,555	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,696,334

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
23,195	4.500%, 6/01/23	6/17 at 100.00	BBB		16,988,946
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		15,923,250
129,255	Total New Jersey				122,232,593
	New Mexico – 0.4%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	8,386,448
	New York – 10.9%

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,248,642
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,113,862

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	18,254,658

900	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.750%, 7/01/15	7/11 at 101.00	Ba1		819,774

10,000	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		10,801,400

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AA		9,012,374

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	$8,130,554

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–	13,820,250

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AA	18,329,228

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – MBIA Insured	11/16 at 100.00	AA	10,697,500

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	A	18,182,772

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	1,395,160

2,235	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	2,009,265

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,658,975

6,265	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	2/09 at 101.00	AAA	6,346,069

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA	6,423,128

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA	5,561,150

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	23,063,484

1,795	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	1,648,672

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	15,349,781

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–	2,030,800
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–	41,143,198

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–	15,428,698
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–	10,337,200

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,015,240
238,670	Total New York			254,821,834
	North Carolina – 2.3%

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	7/09 at 102.00	BBB+	2,552,675

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	BBB+	21,222,400
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB+	10,212,510

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	Aa3	2,092,460

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A2	7,704,970
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AA	10,478,500

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina (continued)

$280	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	6/09 at 100.00	N/R	(4)	$286,328
52,780	Total North Carolina				54,549,843
	Ohio – 2.4%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		3,972,287

1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,231,995

36,825	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		27,012,242

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Trust 2456, Series 2008, 17.949%, 6/01/26 (IF)	12/17 at 100.00	AA		5,376,392

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AA		1,031,810

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		1,793,271

11,890	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		13,862,908

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		754,375
805	5.000%, 11/15/16	No Opt. Call	A–		814,523
63,275	Total Ohio				55,849,803
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–		1,771,749

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AA+		9,186,538

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		121,709
700	5.250%, 5/15/13	No Opt. Call	BBB+		711,088
790	5.250%, 5/15/14	No Opt. Call	BBB+		797,489
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,051,355
13,530	Total Oklahoma				13,639,928
	Oregon – 0.2%

4,520	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		5,099,419
	Pennsylvania – 1.8%

3,285	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		3,337,626

10,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	7/09 at 101.00	BB+		9,373,500

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		921,388

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa3		10,746,500

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		11,555,679

11,000	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.256%, 12/01/24	12/17 at 100.00	A		5,335,000
46,025	Total Pennsylvania				41,269,693

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico – 2.6%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
$4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AA	(4)	$4,828,320
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AA	(4)	5,685,350

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – MBIA Insured	7/17 at 100.00	AA		2,637,540

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–		9,792,200

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – MBIA Insured	No Opt. Call	AA		5,108,400

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AA		9,999,500

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	BBB–		10,640,831

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		11,743,160
58,825	Total Puerto Rico				60,435,301
	Rhode Island – 0.3%

7,665	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		6,899,343
	South Carolina – 0.9%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,642,560

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+		1,385,520
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+		1,803,360

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,789,365

5,095	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	5,396,013
19,345	Total South Carolina				21,016,818
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
450	5.000%, 4/01/09	No Opt. Call	BBB+		451,152
760	5.000%, 4/01/17	4/13 at 100.00	BBB+		744,245
800	5.000%, 4/01/18	4/13 at 100.00	BBB+		771,712
840	5.000%, 4/01/19	4/13 at 100.00	BBB+		792,238
820	5.000%, 4/01/20	4/13 at 100.00	BBB+		756,712

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–		1,052,750

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–		4,019,600

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–		279,221
295	4.500%, 9/01/12	No Opt. Call	A–		296,171
300	4.550%, 9/01/14	No Opt. Call	A–		298,455
9,540	Total South Dakota				9,462,256

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tennessee – 2.2%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
$715	5.000%, 7/01/15	No Opt. Call	BBB+		$655,348
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		653,625

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		3,750,200

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AA+		16,530,397
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AA+		11,137,100

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB		505,380

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		1,995,820

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,052,184

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	A		5,320,489
11,885	5.250%, 9/01/20	No Opt. Call	A		9,380,236
52,685	Total Tennessee				50,980,779
	Texas – 6.5%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	AA		9,392,328

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		6,281,340

10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		11,751,500

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA		2,998,830

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A		3,328,460
1,475	5.250%, 12/01/10	No Opt. Call	A		1,515,990
1,000	5.250%, 12/01/11	No Opt. Call	A		1,030,570
1,150	5.250%, 12/01/12	No Opt. Call	A		1,183,143
1,000	5.250%, 12/01/13	No Opt. Call	A		1,031,860

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/09 at 100.00	AAA		7,016,730

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,945,060
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,233,191

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA		10,949,600

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA		11,296,600

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–		1,517,084

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA		6,669,378

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	A		5,000,227

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	AA		$3,772,519

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		8,309,340
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		8,291,903

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,601,400

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–		5,144,900

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 17.226%, 4/01/24 (IF)	4/16 at 100.00	AAA		5,823,500

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 17.944%, 4/01/25 (IF)	4/18 at 100.00	Aa1		5,489,182

300	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3		299,940

2,560	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa3		2,421,069

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		3,475,250
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		7,592,809

1,085	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+	(4)	1,189,214
147,705	Total Texas				151,552,917
	Virgin Islands – 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	No Opt. Call	N/R		997,870
	Virginia – 0.7%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3		2,496,203

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Goverment Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+		5,697,700

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3		570,723

7,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,567,310
15,060	Total Virginia				16,331,936
	Washington – 2.9%

4,930	Clark County Public Utilities District 1, Washington, Electric Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	AA		5,387,553

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	N/R	(4)	2,901,109

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	Aaa		5,492,900

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,746,878

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		841,946

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA		$9,989,182

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,011,520

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB		5,005,000
320	5.500%, 6/01/12	No Opt. Call	BBB		313,302
6,020	6.500%, 6/01/26	6/13 at 100.00	BBB		5,329,446

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AA+		14,661,720

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, Trust 2599, 18.058%, 1/01/23 (IF)	1/18 at 100.00	AA+		3,769,111
61,920	Total Washington				67,449,667
	Wisconsin – 3.0%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,267,555
150	5.500%, 6/01/10	No Opt. Call	BBB		151,613
100	5.750%, 6/01/12	No Opt. Call	BBB		100,288
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		3,908,448

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A		4,878,060

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	4/09 at 100.00	BBB		750,863

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,579,140

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,038,559
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,131,855

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		7,796,902

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	BBB+		1,888,681
11,955	5.250%, 8/15/20	8/16 at 100.00	BBB+		8,948,557

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	BBB+		7,088,667

9,515	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	3/09 at 101.50	AA		9,129,738

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,596,083

2,315	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	2,617,594

10,000	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AA		11,390,600
74,452	Total Wisconsin				69,263,203
$2,288,160	Total Long-Term Investments (cost $2,334,135,095) – 98.5%				2,295,846,261

Principal Amount (000)	Description (1)	Ratings (3)	Value

	Short-Term Investments – 0.3%

$7,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service Company, Variable Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 – AMBAC Insured (6)	A-1+	$7,000,000

	Total Short-Term Investments (cost $7,000,000)		7,000,000

	Total Investments (cost $2,341,135,095) – 98.8%		2,302,846,261

	Other Assets Less Liabilities – 1.2%		27,860,409

	Net Assets – 100%		$2,330,706,670

Investments in Derivatives

Forward Swaps outstanding at January 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Citigroup Inc.	$23,000,000	Receive	3-Month USD-LIBOR	4.803%	Semi-Annually	2/18/09	2/18/27	$(4,440,271)
Goldman Sachs	67,000,000	Receive	SIFM	3.613	Quarterly	6/30/09	6/30/19	(3,459,883)
								$(7,900,154)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

SIFM	The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as the Bond Market Association of BMA.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$2,302,846,261	$—	$2,302,846,261
Derivatives*	—	(7,900,154)	—	(7,900,154)
Total	$—	$2,294,946,107	$—	$2,294,946,107

*	Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts. See Investments in Derivatives in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $2,336,367,697.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$91,204,054
Depreciation	(124,725,490)
Net unrealized appreciation (depreciation) of investments	$(33,521,436)

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 3.2%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–		$3,725,195

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1		3,492,496

910	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3		908,289

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,015,450
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,009,080

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
750	5.000%, 1/01/10	No Opt. Call	BBB		653,640
5,475	5.250%, 1/01/11	No Opt. Call	BBB		4,693,882
1,000	5.250%, 1/01/15	No Opt. Call	BBB		665,270

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – FSA Insured	2/10 at 100.00	AAA		3,757,635

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB		1,425,150

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB		974,350

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	BBB		907,129
745	5.000%, 12/01/12	No Opt. Call	BBB		722,173
570	5.000%, 12/01/13	No Opt. Call	BBB		548,129

10,000	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	11,868,400
36,820	Total Alabama				36,366,268
	Alaska – 0.3%

4,535	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		3,672,897
	Arizona – 1.1%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–		1,032,575
695	5.250%, 5/15/11	No Opt. Call	A–		731,877
1,000	5.250%, 5/15/12	No Opt. Call	A–		1,062,710

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	BBB	(4)	3,513,387
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	BBB	(4)	3,535,080

2,900	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,438,900
11,700	Total Arizona				12,314,529
	Arkansas – 0.6%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Caa1		1,524,307
3,415	5.500%, 11/01/12	11/11 at 101.00	Caa1		3,098,737

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1		1,625,865
6,640	Total Arkansas				6,248,909

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California – 5.5%

$9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	Aa3		$10,905,642

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A2		1,055,870

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB		935,290

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A1		10,426,536

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AA		10,909,700

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R		1,496,196
1,000	5.000%, 8/15/13	No Opt. Call	N/R		983,860

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	BBB		2,898,997
2,000	4.500%, 6/01/27	6/17 at 100.00	BBB		1,473,680

11,930	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		13,217,842

285	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		364,182

125	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		145,299

815	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	840,819

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3		1,332,713
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,380,000

2,700	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.750%, 5/01/19 (Mandatory put 5/01/11) (Alternative Minimum Tax)	No Opt. Call	A1		2,823,147
58,000	Total California				61,189,773
	Colorado – 3.0%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		3,000,456

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
275	5.000%, 6/01/09	No Opt. Call	A–		276,260
250	5.000%, 6/01/11	No Opt. Call	A–		254,120

830	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001, 5.500%, 9/01/09 (ETM)	No Opt. Call	A3	(4)	854,178

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/11	No Opt. Call	BBB+		508,020

13,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – MBIA Insured	No Opt. Call	AA		13,645,438

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AA		2,820,636

1,600	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,249,280

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) - FSA Insured	6/16 at 100.00	AAA		10,800,900
32,605	Total Colorado				33,409,288

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Connecticut – 1.2%

$1,000	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		$777,840

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA		11,304,000

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
20	5.500%, 1/01/14 (Alternative Minimum Tax)	7/09 at 100.00	BBB		18,424
1,670	5.500%, 1/01/20 (Alternative Minimum Tax)	7/09 at 100.00	BBB		1,396,404
12,690	Total Connecticut				13,496,668
	Delaware – 0.6%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	BBB		2,102,060

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	BBB		2,224,607

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+		578,341
1,215	5.250%, 6/01/10	No Opt. Call	BBB+		1,201,599

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		708,598
6,705	Total Delaware				6,815,205
	Florida – 6.6%

5,400	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AA		5,680,044

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,420	5.000%, 7/01/17 – MBIA Insured	No Opt. Call	AA		4,920,211
6,575	5.000%, 7/01/19 – MBIA Insured	7/17 at 101.00	AA		7,127,234

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		9,255,200

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		261,143

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	N/R	(4)	835,650

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	580,640

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,666,649

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,531,925

5,645	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/10 – AMBAC Insured	No Opt. Call	A		5,994,030

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,806,809

2,230	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%, 10/01/17 – FSA Insured	No Opt. Call	AAA		2,575,449

	North Brevard County Hospital District Revenue, Florida, Refunding Bonds, Series 2008 (Parrish Medical Center Project):
1,220	5.000%, 10/01/14	No Opt. Call	A		1,224,697
1,145	5.125%, 10/01/16	No Opt. Call	A		1,136,332

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Mandatory put 10/01/13)	No Opt. Call	Aa1		5,184,200

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$1,435	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	$1,938,211

12,805	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		15,449,743

2,000	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	AAA		2,063,140

1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,461,924
67,385	Total Florida				73,693,231
	Georgia – 1.9%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	AA		3,269,520

4,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 5.050%, 11/01/48 (Mandatory put 1/12/12)	No Opt. Call	A		4,099,440

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
3,985	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		4,220,274
350	6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		409,609

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	Aa3		247,370

7,500	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A		8,436,750

185	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	202,018
19,230	Total Georgia				20,884,981
	Hawaii – 0.5%

3,750	Hawaii State, General Obligation Bonds, Series 2008, Trust 3215, 17.329%, 5/01/16 (IF)	No Opt. Call	AA		6,139,800
	Illinois – 4.7%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA		967,174

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A		5,297,450

3,670	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		4,405,578

1,660	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA		1,782,740

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – SYNCORA GTY Insured	No Opt. Call	A–		1,223,087
1,030	5.000%, 11/15/12 – SYNCORA GTY Insured	No Opt. Call	A–		1,131,692

2,000	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13	No Opt. Call	N/R		1,822,240

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,804,885
2,540	5.250%, 11/15/10	No Opt. Call	A		2,597,963

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3		950,450

1,895	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,984,103

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	AA		3,438,180

3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – MBIA Insured	No Opt. Call	AAA		3,794,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
$1,860	1.234%, 12/15/13	No Opt. Call	AAA		$1,571,700
1,000	1.334%, 12/15/16	12/14 at 100.00	AAA		865,000

1,087	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		898,373

7,775	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	Aa2		9,747,207

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA+		8,640,478
47,992	Total Illinois				52,922,370
	Indiana – 0.8%

775	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998, 5.350%, 8/15/09	2/09 at 101.00	N/R		772,164

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+		1,001,230

1,000	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988 Remarketed, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	AA		1,028,570

6,000	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	AA		6,039,540
8,775	Total Indiana				8,841,504
	Iowa – 0.1%

145	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA		171,561

500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 1996, 9.150%, 7/01/09 (ETM)	No Opt. Call	AAA		518,040

190	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		205,495
835	Total Iowa				895,096
	Kansas – 0.5%

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2		1,051,140
650	5.250%, 11/15/14	No Opt. Call	A2		694,642

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		4,123,895
5,315	Total Kansas				5,869,677
	Kentucky – 1.7%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	8,803,365

6,613	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University Project, Refunding and Improvement Series 2006, 5.200%, 8/01/22 (Pre-refunded 6/27/12)	6/12 at 102.00	AAA		7,326,972

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,443,876

345	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		344,979
17,763	Total Kentucky				18,919,192
	Louisiana – 0.9%

1,495	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	A		1,629,924

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15	No Opt. Call	N/R	$2,267,352

	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
585	5.000%, 1/01/14 – MBIA Insured	No Opt. Call	AA	622,422
265	5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA	251,300

5,000	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 7.000%, 12/01/38 (Mandatory put 12/01/11)	12/11 at 100.00	Baa1	5,056,500
10,045	Total Louisiana			9,827,498
	Maryland – 2.9%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A–	521,031
1,755	5.000%, 8/15/10	No Opt. Call	A–	1,806,808

430	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	512,276

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,956,950
5,000	5.000%, 7/15/17	No Opt. Call	AAA	5,974,550
5,000	5.000%, 7/15/18	No Opt. Call	AAA	5,973,100

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	11,887,200
27,700	Total Maryland			32,631,915
	Massachusetts – 6.7%

1,595	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,354,091

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	6/09 at 102.00	BBB	782,729

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	AA	5,050,200
285	5.500%, 1/01/11 – MBIA Insured	No Opt. Call	AA	291,173
5,100	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	AA	5,263,557
625	5.625%, 1/01/14 – MBIA Insured	1/12 at 101.00	AA	642,075

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	BBB+	1,282,370
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	BBB+	556,794
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	BBB+	1,652,690

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
1,000	5.000%, 11/15/14	No Opt. Call	AAA	1,174,620
2,000	5.000%, 11/15/15	No Opt. Call	AAA	2,375,720
2,000	5.000%, 11/15/16	No Opt. Call	AAA	2,389,420
1,500	5.000%, 11/15/17	No Opt. Call	AAA	1,791,660
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,194,230

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	11,922,000

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA	709,436

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aa3	5,344,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts (continued)

$12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – FSA Insured	No Opt. Call	AAA		$15,671,432

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,646,789

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		5,687,100
66,585	Total Massachusetts				74,783,036
	Michigan – 1.3%

2,690	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (Butterworth Hospital), Series 1993A, 7.250%, 1/15/13 – MBIA Insured	No Opt. Call	AA		2,993,002

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,222,720

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,970,896

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(4)	2,007,800
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,473,700
13,205	Total Michigan				14,668,118
	Minnesota – 0.9%

5,579	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA		5,781,745

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,368,675

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14 (WI/DD, Settling 2/11/09)	No Opt. Call	AAA		1,087,480
1,000	5.000%, 1/01/15 (WI/DD, Settling 2/11/09) – AGC Insured	No Opt. Call	AAA		1,094,650
1,000	5.000%, 1/01/16 (WI/DD, Settling 2/11/09)	No Opt. Call	AAA		1,094,660
9,829	Total Minnesota				10,427,210
	Mississippi – 1.3%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	B3		4,033,700

7,490	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	AA		7,951,833

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–		2,792,654
15,150	Total Mississippi				14,778,187
	Missouri – 0.2%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,355	5.000%, 4/01/12	No Opt. Call	N/R		1,403,252
500	5.000%, 4/01/13	No Opt. Call	N/R		521,440

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
215	5.000%, 11/01/09	No Opt. Call	N/R		214,802
300	5.000%, 11/01/11	No Opt. Call	N/R		291,909
2,370	Total Missouri				2,431,403
	Montana – 0.3%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	A		3,011,220

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.2%

$2,540	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003, 5.000%, 11/15/09	No Opt. Call	Aa3	$2,582,951
	Nevada – 1.4%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
375	5.500%, 9/01/09	No Opt. Call	BBB	373,755
295	5.750%, 9/01/10	No Opt. Call	BBB	293,333
535	6.000%, 9/01/13	9/12 at 101.00	BBB	528,762

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
310	5.500%, 9/01/09	No Opt. Call	BBB	318,472
240	5.750%, 9/01/10	No Opt. Call	BBB	257,254
435	6.000%, 9/01/13	No Opt. Call	BBB	503,647

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
200	0.000%, 1/01/10 – AMBAC Insured	No Opt. Call	A	159,842
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	A	713,250
235	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	A	124,132
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A	2,364,350
65	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A	28,136
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A	405,784

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 – AMBAC Insured	No Opt. Call	Aa3	2,032,000

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA	7,722,228
18,970	Total Nevada			15,824,945
	New Jersey – 6.0%

1,755	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB	1,333,730

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
5,000	5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB	4,916,100
1,000	5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB	971,280

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–	2,215,980
2,325	5.000%, 9/01/14	No Opt. Call	AA–	2,593,747

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA	4,325,007

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,285	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,308,033
2,035	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,107,650
2,250	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	2,343,690

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – MBIA Insured (ETM)	No Opt. Call	AAA	503,378

15	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA	15,630

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA	5,719,150

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA	6,005,400

99	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	AAA	107,523

605	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA	687,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
$2,895	6.500%, 1/01/16	No Opt. Call	A		$3,493,657
25	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA		30,994

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		95,345
180	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	232,162
2,920	6.500%, 1/01/16 – FSA Insured (ETM)	No Opt. Call	Aa3	(4)	3,468,493
1,000	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		1,190,350
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		101,180
380	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	449,711

2,340	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	No Opt. Call	AAA		2,602,759

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,845,815

7,080	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,723,501

3,290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		3,845,484

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,750	5.000%, 6/01/14	No Opt. Call	BBB		2,564,485
2,000	5.000%, 6/01/15	No Opt. Call	BBB		1,829,020
1,250	4.500%, 6/01/23	6/17 at 100.00	BBB		915,550
62,384	Total New Jersey				67,542,616
	New Mexico – 1.9%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	BBB+		2,564,575
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	BBB+		2,721,468
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,870,606

1,475	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	6/09 at 100.00	Baa3		1,337,412

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,800,677
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,695,286

1,240	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,538,257

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,158,325

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,100,560
20,755	Total New Mexico				21,787,166
	New York – 7.1%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AA–		515,700

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/11	No Opt. Call	Ba1		960,770

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999:
1,225	5.300%, 7/01/09 – RAAI Insured	No Opt. Call	BBB+		1,235,351
1,385	6.250%, 7/01/10 – RAAI Insured	7/09 at 101.00	BBB+		1,411,800

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$3,580	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		$3,902,451

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		1,718,899
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,984,813

2,095	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		2,326,791

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(4)	2,100,485

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,001,036
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,059,313

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		6,360,214

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,136,410

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,848,215

3,985	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		3,582,515

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA		3,046,867
2,000	5.000%, 8/01/10	No Opt. Call	AA		2,102,320

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,513,850

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA		5,031,328

565	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	AA–	(4)	613,946

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,295	5.000%, 12/15/15	No Opt. Call	AAA		3,831,953
3,000	5.000%, 12/15/16	No Opt. Call	AAA		3,501,750
1,000	5.000%, 12/15/17	No Opt. Call	AAA		1,163,590

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,600,550

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2		1,323,435

580	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R		521,049

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	Aa3		12,491,287

735	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		770,243

515	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R		458,134
74,130	Total New York				79,115,065

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 1.4%

$4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB+	$4,208,120

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB+	7,144,060

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A2	4,753,125
15,500	Total North Carolina			16,105,305
	North Dakota – 0.6%

6,925	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2	6,524,250
	Ohio – 1.5%

1,785	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	1,970,354

2,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/14	No Opt. Call	BBB	2,647,016

3,660	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	2,684,720

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa2	3,157,470
2,000	5.500%, 1/01/12	No Opt. Call	Aa2	2,122,880

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,170,677
845	5.500%, 8/15/12	No Opt. Call	A	866,328

770	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/09 at 100.00	BBB+	770,416

200	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	231,976

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	251,727

350	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–	357,977

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	796,140
17,830	Total Ohio			17,027,681
	Oklahoma – 0.7%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA	2,135,369

1,120	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R	895,070

3,750	Tulsa, Oklahoma, Industrial Authority, Revenue and Refunding Bonds, The University of Tulsa, Series 1996A, 6.000%, 10/01/16 – MBIA Insured	No Opt. Call	AA	4,272,788
6,805	Total Oklahoma			7,303,227
	Oregon – 0.7%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	N/R	7,450,350

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania – 5.7%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
$360	4.150%, 2/15/11	No Opt. Call	Baa3		$347,339
755	4.200%, 2/15/12	No Opt. Call	Baa3		713,203
785	4.300%, 2/15/13	No Opt. Call	Baa3		723,794
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,338,305

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,632,571
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,715,310
1,890	5.000%, 5/01/14	No Opt. Call	Baa2		1,774,540

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008C, 5.000%, 6/15/18	No Opt. Call	AA–		5,253,700

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		29,023

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AA		2,048,500

1,585	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		1,610,392

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,184,063

5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	7/09 at 101.00	BB+		4,686,750

185	Delaware River Port Authority, Pennsylvania and New Jersey, Series 1972 Revenue Bonds, 6.500%, 1/15/11 (ETM)	7/09 at 100.00	AAA		199,863

6,000	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue Bonds, PPL Electric Utilities Corporation, Refunding Series 2008, 4.850%, 10/01/23 (Mandatory put 10/01/10)	No Opt. Call	A–		6,097,680

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/09 at 100.00	B–		3,173,040

3,010	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AA		2,999,044

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AA		11,995,700

3,390	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa		4,301,537

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	5/09 at 100.00	BBB		2,366,520

1,595	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		1,857,074

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,225	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AA		4,378,452
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AA		2,874,300
61,555	Total Pennsylvania				63,300,700
	Rhode Island – 0.4%

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16	No Opt. Call	A2		1,619,340

2,900	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		2,610,319
4,900	Total Rhode Island				4,229,659

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 2.1%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
$1,400	5.000%, 8/15/09	No Opt. Call	A–		$1,414,056
1,980	5.000%, 8/15/10	No Opt. Call	A–		2,029,104

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	No Opt. Call	N/R		2,997,240

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		6,621,045

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA		7,480,873

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,424,587

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,034,560
24,030	Total South Carolina				24,001,465
	South Dakota – 0.4%

3,750	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		4,367,325
	Tennessee – 1.1%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10 – SYNCORA GTY Insured	No Opt. Call	A2		1,433,415

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		499,291
695	5.000%, 7/01/14	No Opt. Call	BBB+		651,444

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(4)	1,795,576
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(4)	1,460,970

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,000	5.000%, 9/01/11	No Opt. Call	A		939,360
4,175	5.000%, 9/01/13	No Opt. Call	A		3,757,208
250	5.000%, 9/01/14	No Opt. Call	A		220,580
200	5.250%, 9/01/18	No Opt. Call	A		165,112

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A		1,131,443
12,830	Total Tennessee				12,054,399
	Texas – 9.9%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – SYNCORA GTY Insured	No Opt. Call	Baa3		2,164,620

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		3,140,670

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa1		2,407,760

3,230	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	4/09 at 100.00	AAA		3,875,935

115	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured	4/09 at 100.00	AAA		138,943

8,000	Dallas, Texas, Certificates of Obligation, Series 2008, 5.000%, 2/15/18	2/09 at 100.00	AA+		8,013,920

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA		5,735,100
6,700	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		7,873,505

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$7,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.000%, 5/15/34 (Mandatory put 5/15/11)	5/11 at 100.00	AA		$7,953,750

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AA		3,118,137

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		213,089
605	4.125%, 8/15/10	No Opt. Call	BBB–		591,109

2,645	Lubbock Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Carillon Project, Series 1999A, 6.500%, 7/01/19 (Pre-refunded 7/01/09)	7/09 at 102.00	AAA		2,758,841

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	A2		1,838,140

10,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008H, 5.000%, 1/01/42 (Mandatory put 1/01/13)	No Opt. Call	A2		10,045,500

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA		10,766,500

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,601,400

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	AA+		9,799,533

5,290	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 1.667%, 12/15/09	7/09 at 100.00	A+		4,972,600

6,065	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		7,078,219

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,528,150

4,000	Titus County Fresh Water Supply District 1, Texas, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2008, 4.500%, 7/01/11	No Opt. Call	Baa1		3,989,440

1,780	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		1,776,458

1,300	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+	(4)	1,424,865
105,150	Total Texas				110,806,184
	Virgin Islands – 0.0%

500	University of the Virgin Islands, Revenue Bonds, Series 1999A, 5.400%, 12/01/09 – ACA Insured	No Opt. Call	N/R		500,385
	Virginia – 1.3%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		384,692
400	4.000%, 9/01/13	No Opt. Call	BBB		376,232
400	4.000%, 9/01/14	No Opt. Call	BBB		366,904
400	4.125%, 9/01/15	No Opt. Call	BBB		359,932

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c:
2,000	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		2,064,940
2,000	5.000%, 11/01/35 (Mandatory put 12/01/11)	No Opt. Call	A–		2,041,340

1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/15	No Opt. Call	Aa1		1,762,815

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/09 at 100.50	BBB+		1,634,833

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	5/09 at 100.00	A–		5,013,650
13,850	Total Virginia				14,005,338

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington – 2.0%

$6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – SYNCORA GTY Insured	No Opt. Call	AA		$6,557,580

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	AAA		2,093,140

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA		3,577,000

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+		9,981,812
20,215	Total Washington				22,209,532
	West Virginia – 0.2%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB		1,962,660
	Wisconsin – 0.9%

100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(4)	103,933

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,049,660
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,173,062

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+		600,354
1,250	6.500%, 2/15/12	No Opt. Call	BBB+		1,263,063

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/12	No Opt. Call	BBB+		437,076
400	5.000%, 2/15/13	No Opt. Call	BBB+		381,520
350	5.000%, 2/15/14	No Opt. Call	BBB+		327,555
500	5.000%, 2/15/15	No Opt. Call	BBB+		458,270

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	BBB+		3,522,160
1,300	5.250%, 8/15/18	8/16 at 100.00	BBB+		1,024,985

245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	BBB+		223,053
11,295	Total Wisconsin				10,564,691
$982,038	Total Long-Term Investments (cost $1,018,728,964) – 92.3%				1,033,503,869

	Short-Term Investments – 6.4%

5,555	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, Variable Rate Demand Obligations, General Obligation Bonds, Series 2001, Trust 163, 0.980%, 6/15/09 – MBIA Insured (5)		A-1+		5,555,000

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 1.390%, 8/01/22 – FSA Insured (5)		A-1+		5,880,000

5,982	Florida Board of Education, Lottery Revenue Bonds, Variable Rate Demand Obligations, Series 2001B, Trust 570, 0.700%, 7/01/14 – FGIC Insured (5)		A-1		5,982,000

5,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2451, 3.770%, 5/01/28 – FSA Insured (5)		A-1		5,000,000

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Revenue Bonds, Variable Rate Demand Obligations, Macon Trust Series S, 3.530%, 1/01/21 – MBIA Insured (5)		A-1		4,240,000

7,785	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Revenue Bonds, Goucher College, Series 2007, 0.400%, 7/01/37 (5)		A-1		7,785,000

4,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate Demand Obligations, Series 2008, Trust R-11436, 0.800%, 7/01/41 – FSA Insured (5)		A-1		4,500,000

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2009

Principal Amount (000)	Description (1)	Ratings (3)	Value

$4,995	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust DCL-018, 3.770%, 1/01/26 (5)	A-1	$4,995,000

4,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Macon Trust, Variable Rate Demand Obligations, Series 2005K, 4.100%, 1/01/34 – MBIA Insured (5)	A-1	4,000,000

1,000	New York State Dorm Authority, Revenue Bonds, Non State Supported Debt, Variable Rate Demand Obligations, Cornell University, Series 2008C, 0.550%, 7/01/37 (5)	A-1+	1,000,000

13,465	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Variable Rate Demand Obligations, Series 2000, Trust 116, 0.700%, 10/01/27 – MBIA Insured (5)	A-1+	13,465,000

5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1287, 0.700%, 12/01/34 (5)	A-1+	5,000,000

4,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.950%, 10/01/28 (5)	A-1	4,000,000
$71,402	Total Short-Term Investments (cost $71,402,000)		71,402,000

	Total Investments (cost $1,090,130,964) – 98.7%		1,104,905,869

	Other Assets Less Liabilities – 1.3%		14,224,249

	Net Assets – 100%		$1,119,130,118

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$—	$1,104,905,869	$—	$1,104,905,869

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $1,090,012,040.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$37,764,137
Depreciation	(22,870,308)
Net unrealized appreciation (depreciation) of investments	$(14,893,829)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2009